UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-09463
                                                     ---------------------

                  Nuveen Ohio Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                              SEMIANNUAL REPORT January 31, 2004



NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND
NUM

NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND
NMP

NUVEEN MICHIGAN DIVIDEND ADVANTAGE MUNICIPAL FUND
NZW

NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND
NUO

NUVEEN OHIO DIVIDEND ADVANTAGE MUNICIPAL FUND
NXI

NUVEEN OHIO DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NBJ

NUVEEN OHIO DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NVJ


Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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       NUVEEN FUND REPORT
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--------------------------------------------------------------------------------
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If you decide you do not like receiving your reports electronically, it's a
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--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

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     the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3    Click Submit. Confirm the information you just entered is correct, then
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5    Use this same process if you need to change your registration information
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IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3    You'll be taken to a screen that asks for your Social Security number and
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5    Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS."

Dear
  SHAREHOLDER

I am very pleased to report that for the period ended January 31, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income. Your Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In the current environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 15, 2004

Nuveen Michigan and Ohio Municipal Closed-End Exchange-Traded Funds (NUM, NMP, NZW, NUO, NXI, NBJ, NVJ)

Portfolio Manager's
               COMMENTS

Portfolio manager Dan Solender reviews national and state economic and market conditions, key investment strategies, and the recent performance of the Funds. Dan, who has eleven years of investment experience, including seven at Nuveen, assumed portfolio management responsibility for these Funds in November 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE REPORTING PERIOD ENDED JANUARY 31, 2004?

During this period, the greatest influences on the general economy and the municipal market continued to be historically low interest rates, a generally modest rate of inflation and the overall pace of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. Inflation remained under control, with the 1.1% annual change in the core CPI rate for 2003 representing the smallest gain in more than 40 years. The gross domestic product growth rate in 2003 was a respectable 3.1%, the fastest pace since 2000.

The combination of low interest rates, the absence of inflationary pressures, and a slowly improving economy created generally favorable conditions for municipal bonds. In 2003, municipal bond new issue supply reached $382 billion nationally, a 7% increase over the previous new issue record set in 2002. However, the pace of issuance slowed somewhat during the last half of 2003 and this slow pace continued into the first month of 2004.

HOW WERE CONDITIONS IN MICHIGAN AND OHIO?

Michigan's long-standing reliance on the manufacturing sector continued to impede the state's recovery. While there were some signs of overall improvement in the Michigan economy early in 2003, unemployment hit a new cyclical high in October before showing some modest improvement in recent months. Although the state's budget stabilization fund was depleted at the end of fiscal 2003, Michigan's overall debt position remains low, and pension liabilities are fully funded. At the end of 2003, both Moody's and Standard & Poor's lowered their ratings on Michigan's general obligation debt to Aa1/AA+, respectively, from Aaa/AAA based on shortfalls in tax collections, the loss of manufacturing jobs, and the state's depleted reserves. Both agencies, however, assigned the state a stable outlook, stating that they expected Michigan to continue to manage its budget difficulties.

Ohio also continued to be hard-hit by the recession affecting the state's major manufacturing industries, including autos, heavy machinery and steel. However, the state has emerged as a major center for the provision of healthcare, and many expect this sector to become one of Ohio's most rapidly-growing industries. Despite depletion of reserve funds, Ohio's debt levels remained moderate relative to the state's substantial economic base. Ohio's general obligation debt maintained its rating of Aa1 with a negative outlook from Moody's and AA+ from S&P, which revised its outlook for the state to stable from negative in July 2003.

HOW DID THESE FUNDS PERFORM OVER THE 12-MONTHS ENDED JANUARY 31, 2004?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                  TOTAL RETURN         LEHMAN       LIPPER
            MARKET YIELD                ON NAV  TOTAL RETURN1     AVERAGE2
--------------------------------------------------------------------------
                                        1 YEAR         1 YEAR       1 YEAR
                        TAXABLE-         ENDED          ENDED        ENDED
       1/31/04      EQUIVALENT3        1/31/04        1/31/04      1/31/04
--------------------------------------------------------------------------
NUM      5.80%            8.41%          9.54%          6.19%        9.60%
--------------------------------------------------------------------------
NMP      5.79%            8.39%          8.23%          6.19%        9.60%
--------------------------------------------------------------------------
NZW      5.71%            8.28%          9.50%          6.19%        9.60%
--------------------------------------------------------------------------
NUO      5.47%            8.16%          8.42%          6.19%        9.57%
--------------------------------------------------------------------------
NXI      6.08%            9.07%         10.05%          6.19%        9.57%
--------------------------------------------------------------------------
NBJ      5.70%            8.51%          9.58%          6.19%        9.57%
--------------------------------------------------------------------------
NVJ      5.57%            8.31%          9.57%          6.19%        9.57%
--------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses. You cannot invest directly in an index.

2 The total returns of the three Nuveen Michigan Funds are compared with the average annualized return of the seven funds in the Lipper Michigan Municipal Debt Funds category, while the total returns of the four Nuveen Ohio Funds are compared with the average annualized return of the forty-four funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current yield and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rate used for Michigan is 31%, and for Ohio is 33%. The yields shown for these Funds highlight the added value of owning shares that are exempt from state as well as federal income taxes.

For the 12 months ended January 31, 2004, the total returns of all seven of the Funds in this report outperformed the unleveraged Lehman Brothers Municipal Bond Index. The Funds' use of leverage was a primary factor that influenced their total return performance relative to the Lehman index. Leveraging can add volatility to a Fund's net asset value, share price and income. However, during periods of low short-term interest rates and low or falling long-term interest rates, such as the environment during much of this 12-month period, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders.

Average duration4 and overall credit quality help explain much of the performance differences among the Funds themselves. In general, investments with longer durations generally would be expected to outperform those with shorter durations, all other factors being equal, during periods of declining interest rates such as that we experienced over the 12-month period. In addition, lower-rated bonds generally tended to perform better than higher-rated bonds over this time frame.

Among the Michigan Funds, NUM and NZW benefited from having longer average durations than NMP. Comparing the Ohio Funds, the performance of NBJ and NVJ was helped by the relatively long average durations of these Funds, while NXI benefited from a greater concentration of lower-rated investment-grade securities. NUO's shorter average duration and relatively high credit quality positioned it to lag the performance of its Ohio Fund peers over this period.

In addition, factors such as bond calls and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, NXI benefited from its holdings of bonds backed by Continental Airlines, as airline-backed bonds rebounded strongly in the last part of 2003.

WHAT ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates at historically low levels, the dividend-paying capabilities of all these Funds benefited from their use of leverage. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which can leave more earnings to support common share dividends. During the 12 months ended January 2004, continued low short-term rates enabled us to implement three dividend increases in NBJ, two in NUM, NZW and NXI, and one each in NMP and NUO. Leverage also helped to support the dividend of NVJ, which as of January 31, 2004, had offered shareholders 21 consecutive months of stable, attractive dividends.

Each Fund seeks to pay a stable dividend at a rate that reflects the Fund's past results and projected future performance. The Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2004, all of the Funds in this report had positive UNII.

Over this 12-month reporting period, the share prices of these Funds all ended the period higher than they began. As of January 31, 2004, all seven Funds in this report traded at premiums to their common share NAVs. (see charts on individual Performance Overview pages).

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE PERIOD ENDED JANUARY 31, 2004?

Over this reporting period, a major focus continued to be management of the Funds' durations in an attempt to make the interest rate risk more consistent across all the Funds. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. For NZW, NBJ and NVJ, our efforts were concentrated on moderating risk by shortening the durations of these Funds. For NXI, we worked to lengthen the Fund's duration as we reinvested proceeds from bond calls and sales of shorter maturity securities into bonds with longer maturities. We were comfortable with the durations of NUM, NMP and NUO, and we didn't seek to make major adjustments in these Funds.

The majority of our purchase activity over the period focused on value opportunities in the long intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, we believed bonds in this part of the curve offered yields similar to those of longer-term bonds but had better total return potential.

Although the heavy volume of municipal issuance during 2003 provided some opportunities to make trades that we thought would benefit the Funds, the pace of new issuance fell toward the end of the reporting period. This was especially true in Michigan, where issuance during August 2003-January 2004 declined 27% from the level of the previous six months. While issuance in the Ohio market was up 4% over this same period, we had a greater amount of call proceeds to reinvest for the Ohio Funds. Therefore, it was challenging in both markets to find issues with the types of structures we prefer to buy and with the potential to add value. In general, as opportunities arose in the market, our focus was on purchasing higher quality issues, particularly in the general obligation category, reflecting the increased issuance in this sector.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF JANUARY 31, 2004?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality is a vital requirement. As of January 31, 2004, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 65% to 87%.

As of January 31, 2004, potential call exposure for the 2004 - 2006 period ranged from zero in NZW to 11% in NUO. The actual number of bond calls these Funds will face in the coming months will depend largely on current and anticipated changes in market interest rates.

In general, we believe that these Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, they represent a quality component within a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Michigan Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of January 31, 2004


NUM

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 73%
AA                                  12%
A                                    8%
BBB                                  5%
NR                                   1%
BB or Lower                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.34
--------------------------------------------------
Common Share Net Asset Value                $15.99
--------------------------------------------------
Premium/(Discount) to NAV                    2.19%
--------------------------------------------------
Market Yield                                 5.80%
--------------------------------------------------
Taxable-Equivalent Yield
Federal Income Tax Rate)1                    8.06%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.41%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $186,447
--------------------------------------------------
Average Effective Maturity (Years)           18.01
--------------------------------------------------
Leverage-Adjusted Duration                    9.25
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/17/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.83%         9.54%
--------------------------------------------------
5-Year                         6.56%         6.59%
--------------------------------------------------
10-Year                        6.71%         6.39%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         28%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                                 0.0765
Mar                                 0.078
Apr                                 0.078
May                                 0.078
Jun                                 0.078
Jul                                 0.078
Aug                                 0.078
Sep                                 0.079
Oct                                 0.079
Nov                                 0.079
Dec                                 0.079
Jan                                 0.079



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              15.45
                                    15.48
                                    15.57
                                    15.53
                                    15.74
                                    15.9
                                    16.06
                                    15.67
                                    16.05
                                    16.1
                                    15.95
                                    16.2
                                    16.49
                                    16.87
                                    16.85
                                    16.6
                                    16.81
                                    16.84
                                    16.55
                                    16.8
                                    16.8
                                    16.39
                                    15.65
                                    15.26
                                    15.21
                                    15.23
                                    15.07
                                    15.18
                                    15.28
                                    15.05
                                    15.43
                                    15.51
                                    15.87
                                    15.77
                                    15.83
                                    15.9
                                    16
                                    16.15
                                    16.15
                                    16.25
                                    15.96
                                    15.92
                                    16.47
                                    16.11
                                    16.38
                                    16.5
1/31/04                             16.34

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31%.

2 The Fund also paid shareholder capital gains and net ordinary income distributions in December 2003 of $0.1083 per share.

Nuveen Michigan Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of January 31, 2004


NMP


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 66%
AA                                  21%
A                                    9%
BBB                                  1%
BB or Lower                          3%



PORTFOLIO STATISTICS
-------------------------------------------------
Share Price                                $15.97
-------------------------------------------------
Common Share Net Asset Value               $15.61
-------------------------------------------------
Premium/(Discount) to NAV                   2.31%
-------------------------------------------------
Market Yield                                5.79%
-------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                  8.04%
-------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        8.39%
-------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                     $120,625
-------------------------------------------------
Average Effective Maturity (Years)          18.19
-------------------------------------------------
Leverage-Adjusted Duration                   8.04
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
-------------------------------------------------
                      ON SHARE PRICE       ON NAV
-------------------------------------------------
1-Year                        17.39%        8.23%
-------------------------------------------------
5-Year                         8.37%        6.43%
-------------------------------------------------
10-Year                        7.72%        6.38%
-------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-------------------------------------------------
Tax Obligation/General                        21%
-------------------------------------------------
Tax Obligation/Limited                        19%
-------------------------------------------------
U.S. Guaranteed                               17%
-------------------------------------------------
Utilities                                     13%
-------------------------------------------------
Healthcare                                    12%
-------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                                 0.0755
Mar                                 0.077
Apr                                 0.077
May                                 0.077
Jun                                 0.077
Jul                                 0.077
Aug                                 0.077
Sep                                 0.077
Oct                                 0.077
Nov                                 0.077
Dec                                 0.077
Jan                                 0.077


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              14.8
                                    14.72
                                    14.67
                                    14.76
                                    14.83
                                    15.2
                                    15.34
                                    15.1
                                    15.07
                                    15.28
                                    15.45
                                    15.61
                                    15.81
                                    15.85
                                    16.24
                                    16.4
                                    16.6
                                    16.73
                                    16.1
                                    16.31
                                    16.32
                                    16.05
                                    15.35
                                    14.71
                                    15.05
                                    14.91
                                    14.6
                                    14.55
                                    14.72
                                    14.83
                                    15.03
                                    15.06
                                    15.5
                                    15.5
                                    15.42
                                    15.55
                                    15.9
                                    15.86
                                    15.89
                                    15.88
                                    15.9
                                    15.53
                                    16.02
                                    15.73
                                    16
                                    16.15
1/31/04                             15.97



1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.4099 per share.

Nuveen Michigan Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of January 31, 2004


NZW

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 63%
AA                                  23%
A                                   10%
BBB                                  2%
BB or Lower                          2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.66
--------------------------------------------------
Common Share Net Asset Value                $15.29
--------------------------------------------------
Premium/(Discount) to NAV                    2.42%
--------------------------------------------------
Market Yield                                 5.71%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.93%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.28%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $31,481
--------------------------------------------------
Average Effective Maturity (Years)           21.13
--------------------------------------------------
Leverage-Adjusted Duration                    9.80
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.94%         9.50%
--------------------------------------------------
Since Inception                7.67%         8.72%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         37%
--------------------------------------------------
Tax Obligation/Limited                         19%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------
U.S. Guaranteed                                 7%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                                 0.0705
Mar                                 0.0735
Apr                                 0.0735
May                                 0.0735
Jun                                 0.0745
Jul                                 0.0745
Aug                                 0.0745
Sep                                 0.0745
Oct                                 0.0745
Nov                                 0.0745
Dec                                 0.0745
Jan                                 0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              14.7
                                    14.94
                                    14.57
                                    14.8
                                    14.8
                                    15.06
                                    14.92
                                    14.91
                                    14.77
                                    14.69
                                    14.85
                                    14.83
                                    14.95
                                    15.13
                                    15.18
                                    15.36
                                    15.81
                                    15.99
                                    15.75
                                    15.65
                                    15.93
                                    15.75
                                    15.52
                                    15.1
                                    14.98
                                    14.66
                                    14.5
                                    14.45
                                    14.55
                                    14.66
                                    14.8
                                    14.65
                                    15.02
                                    14.98
                                    15.12
                                    15.18
                                    15.06
                                    15.12
                                    15.23
                                    15.25
                                    15.35
                                    15.2
                                    15.6
                                    15.42
                                    15.59
                                    15.84
1/31/04                             15.66



1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31%.

Nuveen Ohio Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of January 31, 2004


NUO

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 67%
AA                                  17%
A                                   10%
BBB                                  4%
NR                                   1%
BB or Lower                          1%


PORTFOLIO STATISTICS
-------------------------------------------------
Share Price                                $18.31
-------------------------------------------------
Common Share Net Asset Value               $16.70
-------------------------------------------------
Premium/(Discount) to NAV                   9.64%
-------------------------------------------------
Market Yield                                5.47%
-------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                  7.60%
-------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1        8.16%
-------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                     $161,124
-------------------------------------------------
Average Effective Maturity (Years)          18.72
-------------------------------------------------
Leverage-Adjusted Duration                   8.14
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/17/91)
-------------------------------------------------
                      ON SHARE PRICE       ON NAV
-------------------------------------------------
1-Year                        16.04%        8.42%
-------------------------------------------------
5-Year                         6.23%        6.07%
-------------------------------------------------
10-Year                        7.14%        6.52%
-------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-------------------------------------------------
Tax Obligation/General                        29%
-------------------------------------------------
Healthcare                                    15%
-------------------------------------------------
U.S. Guaranteed                               12%
-------------------------------------------------
Water and Sewer                                9%
-------------------------------------------------
Housing/Multifamily                            8%
-------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                                 0.082
Mar                                 0.0835
Apr                                 0.0835
May                                 0.0835
Jun                                 0.0835
Jul                                 0.0835
Aug                                 0.0835
Sep                                 0.0835
Oct                                 0.0835
Nov                                 0.0835
Dec                                 0.0835
Jan                                 0.0835


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              16.9
                                    16.67
                                    16.79
                                    16.95
                                    17.1
                                    17.1
                                    17.3
                                    17.11
                                    17.43
                                    17.45
                                    17.57
                                    17.63
                                    17.54
                                    17.65
                                    18.2
                                    18.6
                                    19.02
                                    18.41
                                    18.16
                                    18.01
                                    18.25
                                    17.85
                                    17.74
                                    17
                                    16.84
                                    16.17
                                    16.14
                                    16.36
                                    16.5
                                    16.65
                                    16.72
                                    16.75
                                    16.74
                                    16.65
                                    16.83
                                    16.92
                                    17.27
                                    17.52
                                    17.2
                                    17.36
                                    17.57
                                    17.73
                                    18.35
                                    18.16
                                    18.18
                                    18.45
1/31/04                             18.31


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.2139 per share.

Nuveen Ohio Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of January 31, 2004

NXI


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 45%
AA                                  20%
A                                   15%
BBB                                 17%
NR                                  1%
BB or Lower                         2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.00
--------------------------------------------------
Common Share Net Asset Value                $15.44
--------------------------------------------------
Premium/(Discount) to NAV                    3.63%
--------------------------------------------------
Market Yield                                 6.08%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.44%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.07%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $65,238
--------------------------------------------------
Average Effective Maturity (Years)           18.26
--------------------------------------------------
Leverage-Adjusted Duration                    7.82
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.92%        10.05%
--------------------------------------------------
Since Inception                8.34%         8.91%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         22%
--------------------------------------------------
Education and Civic Organizations              16%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                                 0.076
Mar                                 0.0785
Apr                                 0.0785
May                                 0.0785
Jun                                 0.0785
Jul                                 0.0785
Aug                                 0.0785
Sep                                 0.081
Oct                                 0.081
Nov                                 0.081
Dec                                 0.081
Jan                                 0.081


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              15.5
                                    15.65
                                    15.35
                                    15.48
                                    15.45
                                    15.35
                                    15.22
                                    15.35
                                    15.41
                                    15.57
                                    15.49
                                    15.49
                                    15.79
                                    15.93
                                    15.87
                                    16
                                    15.78
                                    15.78
                                    15.53
                                    15.35
                                    15.63
                                    15.42
                                    15.03
                                    14.2
                                    14.53
                                    14.36
                                    14.45
                                    14.33
                                    14.51
                                    14.4
                                    14.85
                                    14.64
                                    15.09
                                    14.75
                                    14.87
                                    15.12
                                    15.4
                                    15.38
                                    15.4
                                    15.4
                                    16
                                    15.51
                                    16.15
                                    16.25
                                    16.3
                                    16.5
1/31/04                             16

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.

2 The Fund also paid shareholders a capital gains and net ordinary income distribution in December 2003 of $0.0170 per share.

Nuveen Ohio Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of January 31, 2004


NBJ


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 63%
AA                                  10%
A                                   12%
BBB                                 13%
NR                                   2%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.21
--------------------------------------------------
Common Share Net Asset Value                $15.23
--------------------------------------------------
Premium/(Discount) to NAV                    6.43%
--------------------------------------------------
Market Yield                                 5.70%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.92%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.51%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $47,441
--------------------------------------------------
Average Effective Maturity (Years)           19.42
--------------------------------------------------
Leverage-Adjusted Duration                    9.64
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                         ON SHARE PRICE     ON NAV
--------------------------------------------------
1-Year                           19.48%      9.58%
--------------------------------------------------
Since Inception                   9.28%      8.58%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         35%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------
Consumer Staples                                7%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Feb                                 0.072
Mar                                 0.075
Apr                                 0.075
May                                 0.075
Jun                                 0.075
Jul                                 0.075
Aug                                 0.075
Sep                                 0.076
Oct                                 0.076
Nov                                 0.076
Dec                                 0.077
Jan                                 0.077


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              14.4
                                    14.85
                                    14.95
                                    14.86
                                    14.95
                                    15.07
                                    15
                                    14.46
                                    15.05
                                    14.97
                                    15.38
                                    15.08
                                    15.05
                                    15.14
                                    15.53
                                    16.25
                                    16
                                    15.7
                                    15.22
                                    15.41
                                    15.76
                                    15.11
                                    14.8
                                    14.3
                                    14.59
                                    14.37
                                    13.98
                                    13.91
                                    14.07
                                    14.2
                                    14.45
                                    14.65
                                    14.81
                                    14.56
                                    14.7
                                    14.81
                                    15.11
                                    15.2
                                    15.11
                                    15.17
                                    15.09
                                    15.2
                                    15.64
                                    15.75
                                    16.59
                                    16.15
1/31/04                             16.21

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.

Nuveen Ohio Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of January 31, 2004


NVJ


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 56%
AA                                  22%
A                                   16%
BBB                                  6%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.74
--------------------------------------------------
Common Share Net Asset Value                $15.41
--------------------------------------------------
Premium/(Discount) to NAV                    2.14%
--------------------------------------------------
Market Yield                                 5.57%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.74%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.31%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $33,237
--------------------------------------------------
Average Effective Maturity (Years)           18.04
--------------------------------------------------
Leverage-Adjusted Duration                   10.43
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.96%         9.57%
--------------------------------------------------
Since Inception                8.89%        10.32%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         30%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                                 0.073
Mar                                 0.073
Apr                                 0.073
May                                 0.073
Jun                                 0.073
Jul                                 0.073
Aug                                 0.073
Sep                                 0.073
Oct                                 0.073
Nov                                 0.073
Dec                                 0.073
Jan                                 0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
2/1/03                              15.1
                                    15.14
                                    14.99
                                    15.06
                                    15.03
                                    14.91
                                    15.22
                                    15.01
                                    15.08
                                    15.21
                                    15.03
                                    15.05
                                    15.2
                                    15.41
                                    15.31
                                    15.8
                                    15.84
                                    16.06
                                    16.02
                                    16.01
                                    15.85
                                    15.77
                                    14.95
                                    14.44
                                    14.21
                                    13.99
                                    13.86
                                    13.71
                                    13.95
                                    14.01
                                    14.2
                                    14.1
                                    14.6
                                    14.38
                                    14.41
                                    14.35
                                    14.6
                                    14.5
                                    14.61
                                    14.74
                                    15.2
                                    15.28
                                    15.95
                                    16.01
                                    15.98
                                    15.92
1/31/04                             15.74



1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2003 of $0.0677 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on October 22, 2003.

                                                NUM                             NMP                               NZW
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                     Common and                        Common and                        Common and
                                  MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred    MuniPreferred   MuniPreferred
                                  shares voting     shares voting   shares voting    shares voting    shares voting   shares voting
                                       together          together        together         together         together        together
                                     as a class        as a class      as a class       as a class       as a class      as a class
====================================================================================================================================
William E. Bennett
   For                               10,575,105                --       6,866,320               --        1,928,971              --
   Withhold                             120,027                --         103,562               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Robert P. Bremner
   For                               10,575,805                --       6,866,646               --        1,928,971              --
   Withhold                             119,327                --         103,236               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Lawrence H. Brown
   For                               10,574,897                --       6,861,619               --        1,928,971              --
   Withhold                             120,235                --         108,263               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Jack B. Evans
   For                               10,575,805                --       6,869,757               --        1,928,971              --
   Withhold                             119,327                --         100,125               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Anne E. Impellizzeri
   For                               10,575,136                --       6,857,126               --        1,928,971              --
   Withhold                             119,996                --         112,756               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
William L. Kissick
   For                               10,575,105                --       6,856,203               --        1,928,971              --
   Withhold                             120,027                --         113,679               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Thomas E. Leafstrand
   For                               10,575,105                --       6,856,203               --        1,928,971              --
   Withhold                             120,027                --         113,679               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Peter R. Sawers
   For                               10,575,105                --       6,856,203               --        1,928,971              --
   Withhold                             120,027                --         113,679               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================


                                       12

                                                NUM                             NMP                              NZW
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                     Common and                        Common and                        Common and
                                  MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred    MuniPreferred   MuniPreferred
                                  shares voting     shares voting   shares voting    shares voting    shares voting   shares voting
                                       together          together        together         together         together        together
                                     as a class        as a class      as a class       as a class       as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                       --             3,291              --            2,129               --             640
   Withhold                                  --                37              --               25               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --             3,328              --            2,154               --             640
====================================================================================================================================
Timothy R. Schwertfeger
   For                                       --             3,291              --            2,129               --             640
   Withhold                                  --                37              --               25               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --             3,328              --            2,154               --             640
====================================================================================================================================
Judith M. Stockdale
   For                               10,575,839                --       6,851,848               --        1,928,971              --
   Withhold                             119,293                --         118,034               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================
Sheila W. Wellington
   For                               10,571,833                --       6,833,515               --        1,928,971              --
   Withhold                             123,299                --         136,367               --            7,062              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             10,695,132                --       6,969,882               --        1,936,033              --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                                 NUO                           NXI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                      Common and                       Common and
                                                                   MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred
                                                                   shares voting     shares voting   shares voting    shares voting
                                                                        together          together        together         together
                                                                      as a class        as a class      as a class       as a class
====================================================================================================================================
William E. Bennett
   For                                                                 8,743,731                --       3,958,862               --
   Withhold                                                              109,007                --           6,170               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
Robert P. Bremner
   For                                                                 8,738,170                --       3,959,462               --
   Withhold                                                              114,568                --           5,570               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                 8,733,332                --       3,959,462               --
   Withhold                                                              119,406                --           5,570               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
Jack B. Evans
   For                                                                 8,742,876                --       3,959,462               --
   Withhold                                                              109,862                --           5,570               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                 8,728,179                --       3,958,462               --
   Withhold                                                              124,559                --           6,570               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
William L. Kissick
   For                                                                 8,734,747                --       3,958,462               --
   Withhold                                                              117,991                --           6,570               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                 8,733,884                --       3,957,862               --
   Withhold                                                              118,854                --           7,170               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================
Peter R. Sawers
   For                                                                 8,734,134                --       3,958,462               --
   Withhold                                                              118,604                --           6,570               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               8,852,738                --       3,965,032               --
====================================================================================================================================


                                       14

                                                                                NUO                               NXI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                       Common and                        Common and
                                                                    MuniPreferred    MuniPreferred    MuniPreferred   MuniPreferred
                                                                    shares voting    shares voting    shares voting   shares voting
                                                                         together         together         together        together
                                                                       as a class       as a class       as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                         --           2,823                --           1,206
   Withhold                                                                    --              69                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --           2,892                --           1,206
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --           2,823                --           1,206
   Withhold                                                                    --              69                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --           2,892                --           1,206
====================================================================================================================================
Judith M. Stockdale
   For                                                                  8,737,112              --         3,959,462              --
   Withhold                                                               115,626              --             5,570              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                8,852,738              --         3,965,032              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                  8,729,658              --         3,957,862              --
   Withhold                                                               123,080              --             7,170              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                8,852,738              --         3,965,032              --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                                 NBJ                                NVJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                      Common and                       Common and
                                                                   MuniPreferred     MuniPreferred   MuniPreferred    MuniPreferred
                                                                   shares voting     shares voting   shares voting    shares voting
                                                                        together          together        together         together
                                                                      as a class        as a class      as a class       as a class
====================================================================================================================================
William E. Bennett
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
Robert P. Bremner
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
Jack B. Evans
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
William L. Kissick
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================
Peter R. Sawers
   For                                                                 2,941,434                --       2,118,129               --
   Withhold                                                                7,180                --           7,028               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,948,614                --       2,125,157               --
====================================================================================================================================

                                                                                 NBJ                               NVJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                       Common and                        Common and
                                                                    MuniPreferred   MuniPreferred     MuniPreferred   MuniPreferred
                                                                    shares voting   shares voting     shares voting   shares voting
                                                                         together        together          together        together
                                                                       as a class      as a class        as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                                                         --             732                --             652
   Withhold                                                                    --              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --             732                --             652
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --             732                --             652
   Withhold                                                                    --              --                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --             732                --             652
====================================================================================================================================
Judith M. Stockdale
   For                                                                  2,941,434              --         2,118,129              --
   Withhold                                                                 7,180              --             7,028              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,948,614              --         2,125,157              --
====================================================================================================================================
Sheila W. Wellington
   For                                                                  2,941,434              --         2,118,129              --
   Withhold                                                                 7,180              --             7,028              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                2,948,614              --         2,125,157              --
====================================================================================================================================

                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 2.7%

                Puerto Rico, The Children's Trust Fund, Tobacco Settlement
                Asset-Backed Refunding Bonds, Series 2002:
$       3,230    5.375%, 5/15/33                                                      5/12 at 100.00         BBB     $    3,087,686
        2,000    5.500%, 5/15/39                                                      5/12 at 100.00         BBB          1,871,260


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.3%

        1,720   Ferris State College, Michigan, General Revenue Bonds,                4/08 at 100.00         AAA          1,771,308
                 Series 1998, 5.000%, 10/01/23 - AMBAC Insured

        1,685   Michigan Higher Education Facilities Authority, Limited               9/11 at 100.00         Aaa          1,891,901
                 Obligation Revenue Refunding Bonds, Kettering University,
                 Series 2001, 5.500%, 9/01/17 - AMBAC Insured

        1,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          1,642,395
                 Bonds, Series 2000 XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        1,000   Michigan Higher Education Student Loan Authority, Revenue             9/12 at 100.00         AAA          1,034,090
                 Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured

                Michigan Technological University, General Revenue Bonds,
                Series 2004A:
        1,060    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA          1,118,565
        1,170    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,222,393

        1,000   Oakland University, Michigan, General Revenue Bonds,                  5/05 at 102.00         AAA          1,070,700
                 Series 1995, 5.750%, 5/15/15 - MBIA Insured

                Wayne State University, Michigan, General Revenue Bonds,
                Series 1999:
        3,430    5.250%, 11/15/19 - FGIC Insured                                     11/09 at 101.00         AAA          3,713,935
        1,000    5.125%, 11/15/29 - FGIC Insured                                     11/09 at 101.00         AAA          1,033,620

        1,000   Western Michigan University, General Revenue Refunding Bonds,        11/13 at 100.00         AAA          1,063,210
                 Series 2003, 5.000%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE - 18.6%

        2,900   Dearborn Hospital Finance Authority, Michigan, Economic              11/05 at 102.00         AAA          3,127,041
                 Development Corp., Hospital Revenue Bonds, Oakwood
                 Obligated Group, Series 1995A, 5.875%, 11/15/25 -
                 FGIC Insured

        1,235   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          1,304,580
                 Mortgage Hospital Revenue Bonds, Portage Health System,
                 Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

        3,500   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00          AA          3,626,840
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21

        2,383   Michigan State Hospital Finance Authority, Collateralized               No Opt. Call        Baa2          2,399,100
                 Loan, Detroit Medical Center, Series 2001, 7.360%, 4/01/07

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00          A1          1,611,345
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17

        1,000   Michigan State Hospital Finance Authority, Revenue                   11/09 at 101.00           A          1,069,890
                 Refunding Bonds, OSF Healthcare System, Series 1999,
                 6.125%, 11/15/19

        1,700   Michigan State Hospital Finance Authority, Revenue Refunding          8/09 at 101.00         AAA          1,889,091
                 Bonds, Mercy Health Services Obligated Group, Series 1999X,
                 5.750%, 8/15/19 - MBIA Insured

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Mercy Mount Clemens Corporation Obligated
                Group, Series 1999A:
        3,385    5.750%, 5/15/17 - MBIA Insured                                       5/09 at 101.00         AAA          3,780,233
          500    5.750%, 5/15/29 - MBIA Insured                                       5/09 at 101.00         AAA            544,855

        2,700   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3          1,566,081
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

        1,000   Michigan State Hospital Finance Authority, Revenue Refunding         11/09 at 101.00         BBB          1,016,760
                 Bonds, Memorial Healthcare Center Obligated Group,
                 Series 1999, 5.875%, 11/15/21


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE (continued)

$       5,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00          A1     $    5,266,550
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24

        5,500   Royal Oak, Michigan, Hospital Finance Authority, Hospital            11/11 at 100.00         AAA          5,695,415
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,195   University of Michigan, Medical Service Plan Revenue                    No Opt. Call          AA          1,766,777
                 Bonds, Series 1991, 0.000%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.4%

        2,675   Michigan Housing Development Authority, Limited Obligation           12/20 at 101.00         AAA          2,868,750
                 Multifamily Housing Revenue Bonds, Parkview Place
                 Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative
                 Minimum Tax)

        1,800   Michigan Housing Development Authority, FNMA-Enhanced                 9/15 at 100.00         Aaa          1,851,012
                 Limited Obligation Multifamily Revenue Bonds, Renaissance
                 Apartments, Series 2002, 5.500%, 8/01/35 (Alternative
                 Minimum Tax)

        5,250   Michigan Housing Development Authority, Limited Obligation            4/04 at 102.00         AAA          5,374,950
                 Revenue Bonds, Parkway Meadows Project, Series 1991,
                 6.850%, 10/15/18 - FSA Insured

        3,550   Michigan Housing Development Authority, Rental Housing                6/05 at 102.00         AAA          3,695,302
                 Revenue Bonds, Series 1995B, 6.150%, 10/01/15 -
                 MBIA Insured

        3,595   Michigan Housing Development Authority, Rental Housing                4/09 at 101.00         AAA          3,662,083
                 Revenue Bonds, Series 1999A, 5.300%, 10/01/37 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.6%

        1,000   Michigan Housing Development Authority, Single Family                 1/11 at 100.00         AAA          1,056,570
                 Mortgage Revenue Bonds, Series 2001, 5.300%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3%

        3,300   Michigan State Hospital Finance Authority, Revenue Bonds,             1/07 at 102.00         N/R          2,970,033
                 Presbyterian Villages of Michigan Obligated Group,
                 Series 1997, 6.375%, 1/01/25

        1,300   Michigan Strategic Fund, Limited Obligation Revenue                   7/08 at 101.00          A-          1,289,457
                 Refunding Bonds, Porter Hills Presbyterian Village,
                 Series 1998, 5.375%, 7/01/28


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 40.9%

                Allegan County Public School District, Michigan, General
                Obligation Bonds, Series 2000:
        1,850    5.600%, 5/01/20 - FSA Insured                                        5/10 at 100.00         AAA          2,066,709
        1,435    5.750%, 5/01/30 - FSA Insured                                        5/10 at 100.00         AAA          1,599,738

                Anchor Bay School District, Macomb and St. Clair Counties,
                Michigan, Unlimited Tax General Obligation Refunding
                Bonds, Series 2001:
        2,500    5.000%, 5/01/21                                                      5/11 at 100.00         AA+          2,605,525
        4,200    5.000%, 5/01/29                                                      5/11 at 100.00         AA+          4,311,426

        1,000   Anchor Bay School District, Macomb and St. Clair                      5/12 at 100.00         AA+          1,032,340
                 Counties, Michigan, General Obligation Refunding
                 Bonds, Series 2002, 5.000%, 5/01/25

        1,000   Belding School District, Ionia, Kent and Montcalm                     5/08 at 100.00         AAA          1,018,510
                 Counties, Michigan, General Obligation Refunding
                 Bonds, Series 1998, 5.000%, 5/01/26 - AMBAC Insured

        1,200   Birmingham, Michigan, General Obligation Bonds,                      10/12 at 100.50         AAA          1,276,416
                 Series 2002, 5.000%, 10/01/20

        1,320   Bridgeport-Spaulding Community School District, Saginaw               5/12 at 100.00         AA+          1,490,372
                 County, Michigan, General Obligation Bonds,
                 Series 2002, 5.500%, 5/01/16

        2,110   Caledonia Community Schools, Kent, Allegan and Barry                  5/13 at 100.00         AA+          2,285,847
                 Counties, Michigan, General Obligation Bonds, Series 2003,
                 5.250%, 5/01/20

        1,000   Charlotte Public School District, Easton County, Michigan,            5/09 at 100.00         AAA          1,048,150
                 General Obligation Unlimited Tax School Building and
                 Site Bonds, Series 1999, 5.250%, 5/01/25 - FGIC Insured

        2,000   Clarkston Community Schools, Michigan, General Obligation             5/07 at 100.00         AAA          2,121,160
                 Bonds, School Bond Loan Fund - QSBLF, Series 1997,
                 5.250%, 5/01/23 - MBIA Insured

        2,000   Detroit School District, Wayne County, Michigan, General                No Opt. Call         AAA          2,421,260
                 Obligation Bonds, Series 2002A, 6.000%, 5/01/19 -
                 FGIC Insured

        1,000   East China School District, St. Clair County, Michigan, General      11/11 at 100.00         AA+          1,101,110
                 Obligation Bonds, Series 2001, 5.500%, 5/01/20



                                       19


                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,085   Freeland Community School District, Saginaw, Midland and              5/10 at 100.00         AA+     $    1,170,324
                 Bay Counties, Michigan, Unlimited Tax General Obligation
                 School Building and Site Bonds, Series 2000, 5.250%, 5/01/19

        3,300   Grand Ledge Public Schools, Eaton, Clinton and Ionia                  5/05 at 102.00         AAA          3,488,067
                 Counties, Michigan, General Obligation Refunding Bonds,
                 Series 1995, 5.375%, 5/01/24 - MBIA Insured

        3,000   Grand Rapids and Kent County Joint Building Authority,                  No Opt. Call         AAA            932,280
                 Michigan, Limited Tax General Obligation Bonds, Devos Place
                 Project, Series 2001, 0.000%, 12/01/26

        1,400   Howell Public Schools, Livingston County, Michigan,                  11/13 at 100.00         AA+          1,475,600
                 General Obligation Bonds, Series 2003, 5.000%, 5/01/21

        1,500   Huron Valley School District, Oakland and Livingston Counties,       11/11 at 100.00         AA+          1,677,660
                 Michigan, General Obligation Bonds, Series 2001,
                 5.500%, 5/01/17

        2,000   Lake Fenton Community Schools, Genesee County, Michigan,              5/12 at 100.00         AA+          2,070,260
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/24

          725   Lake Orion Community School District, Oakland County,                 5/05 at 101.00         AAA            760,387
                 Michigan, Unlimited Tax General Obligation Refunding
                 Bonds, Series 1995, 5.500%, 5/01/20 - AMBAC Insured

        1,790   Lansing Building Authority, Michigan, General Obligation              6/13 at 100.00         AAA          1,855,425
                 Bonds, Series 2003A, 5.000%, 6/01/26 - MBIA Insured

        1,000   Mancelona Public School District, General Obligation Bonds,           5/06 at 100.00         AAA          1,063,890
                 Antrim and Kalkaska Counties, Michigan, Series 1997,
                 5.200%, 5/01/17 - FGIC Insured

        4,000   Michigan, General Obligation Bonds, Environmental Protection          5/13 at 100.00         AA+          4,378,400
                 Program, Series 2003A, 5.250%, 5/01/20

        4,300   Montcalm County Building Authority, Michigan, Correctional            5/10 at 100.00         AAA          4,507,647
                 Facility Improvement General Obligation Bonds, Series 2000,
                 5.250%, 5/01/25 - AMBAC Insured

        2,500   Montrose School District, Michigan, School Building and                 No Opt. Call         AAA          2,985,850
                 Site Bonds, Series 1997, 6.000%, 5/01/22 - MBIA Insured

        1,255   Morenci Area Schools, Lenawee County, Michigan, General               5/12 at 100.00         AAA          1,362,880
                 Obligation Bonds, Series 2002, 5.250%, 5/01/19 -
                 MBIA Insured

        1,000   Muskegon Heights Public Schools, Muskegon County,                     5/09 at 100.00         AAA          1,020,980
                 Michigan, Unlimited Tax General Obligation School Building
                 and Site Bonds, Series 1999, 5.000%, 5/01/29 - MBIA Insured

        1,625   Northville Public Schools, Wayne County, Michigan, General           11/11 at 100.00         AA+          1,788,150
                 Obligation Bonds, Series 2001, 5.375%, 5/01/18

        1,000   Oakland County Building Authority, Michigan, General Obligation       9/11 at 100.00         AAA          1,052,290
                 Bonds, Series 2002, 5.125%, 9/01/22

        1,225   Paw Paw Public School District, Van Buren, Michigan,                    No Opt. Call         AAA          1,321,616
                 General Obligation Refunding Bonds, Series 1998,
                 5.000%, 5/01/21 - FGIC Insured

        4,000   Pinckney Community Schools, Livingston and Washtenaw                  5/07 at 100.00         AAA          4,286,600
                 Counties, Michigan, Unlimited Tax General Obligation
                 School Building and Site Bonds, Series 1997,
                 5.500%, 5/01/27 - FGIC Insured

        4,200   Puerto Rico Public Improvement, General Obligation                      No Opt. Call         AAA          4,883,760
                 Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -
                 MBIA Insured

          685   Reeths-Puffer Schools, Muskegon County, Michigan,                     5/05 at 101.00         AAA            725,723
                 School Building and Site Refunding Bonds, Series 1995,
                 5.750%, 5/01/15 - FGIC Insured

        2,500   Taylor Building Authority, Wayne, Michigan, Limited Tax               3/10 at 100.00         AAA          2,699,675
                 General Obligation Bonds, Series 2000, 5.125%, 3/01/17 -
                 AMBAC Insured

        1,050   Warren Consolidated School District, Macomb and Oakland              11/11 at 100.00         AAA          1,150,779
                 Counties, Michigan, General Obligation Bonds, Series 2001,
                 5.375%, 5/01/19 - FSA Insured

        1,980   Washtenaw County Building Authority, Michigan, Limited                9/07 at 100.00         AAA          2,171,387
                 Tax General Obligation Bonds, Series 1999, 5.400%, 9/01/17 -
                 FGIC Insured

        1,125   Whitehall District Schools, Muskegon County, Michigan,               11/11 at 100.00         AA+          1,258,245
                 General Obligation Bonds, Series 2001, 5.500%, 5/01/17

        1,725   Williamston Community School District, Michigan, Unlimited              No Opt. Call         AAA          1,952,942
                 Tax General Obligation QSBLF Bonds, Series 1996,
                 5.500%, 5/01/25 - MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 17.4%

$       1,800   Dearborn Heights Tax Increment Financing Authority, Wayne            10/10 at 100.00         AAA     $    1,849,680
                 County, Michigan, Limited Tax General Obligation Bonds,
                 Police and Courthouse Facility Project, Series 2001A,
                 5.000%, 10/01/26 - MBIA Insured

        1,000   Grand Rapids Building Authority, Kent County, Michigan,                 No Opt. Call          AA          1,109,310
                 Limited Tax General Obligation Bonds, Series 1998,
                 5.000%, 4/01/16

        1,145   Grand Rapids Building Authority, Kent County, Michigan,              10/11 at 100.00         AAA          1,189,930
                 Limited Tax General Obligation Bonds, Series 2001,
                 5.125%, 10/01/26 - MBIA Insured

          255   Michigan Municipal Bond Authority, Local Government                   5/04 at 100.00           A            258,239
                 Loan Program Revenue Sharing Bonds, Series 1992D,
                 6.650%, 5/01/12

          750   Michigan State Building Authority, Revenue Refunding Bonds,          10/09 at 100.00          AA            761,378
                 Facilities Program, Series 1998-I, 4.750%, 10/15/21

        3,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA          3,146,820
                 Facilities Program, Series 2003-II, 5.000%, 10/15/22 -
                 MBIA Insured

                Michigan State, Certificates of Participation, Series 2000:
        2,000    5.500%, 6/01/19 - AMBAC Insured                                      6/10 at 100.00         AAA          2,212,760
        2,000    5.500%, 6/01/27 - AMBAC Insured                                      6/10 at 100.00         AAA          2,159,240

        1,000   Michigan State, Certificates of Participation, New Center             9/11 at 100.00         AAA          1,077,710
                 Development, Inc., Series 2001, 5.375%, 9/01/21 -
                 MBIA Insured

        1,000   Michigan State Trunk Line, Trunk Line Fund Bonds,                    11/11 at 100.00         AAA          1,032,020
                 Series 2001A, 5.000%, 11/01/25

        3,500   Michigan State Trunk Line, Refunding Bonds, Series 2002,             10/12 at 100.00         AAA          3,757,950
                 5.250%, 10/01/21 - FSA Insured

        1,100   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         AAA          1,133,275
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

                Puerto Rico Highway and Transportation Authority, Highway
                Revenue Bonds, Series 1996Y:
        4,100    5.500%, 7/01/36                                                      7/16 at 100.00           A          4,404,589
        2,000    5.000%, 7/01/36                                                      7/16 at 100.00           A          2,034,760

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          1,166,300
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        5,000   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          5,230,400
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.8%

        1,000   Capital Region Airport Authority, Michigan, Revenue                   7/12 at 100.00         AAA          1,044,560
                 Refunding Bonds, Series 2002, 5.250%, 7/01/21
                 (Alternative Minimum Tax) - MBIA Insured

        3,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          3,025,020
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.000%, 12/01/28 (Alternative Minimum Tax) -
                 MBIA Insured

        1,195   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          1,212,268
                 Metropolitan Wayne County Airport, Series 1998B,
                 4.875%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.4%

        2,190   Anchor Bay School District, Macomb and St. Clair Counties,            5/09 at 100.00         AAA          2,568,782
                 Michigan, General Obligation Bonds, Series 1999-I,
                 6.000%, 5/01/29 (Pre-refunded to 5/01/09) - FGIC Insured

          275   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            307,876
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Detroit, Michigan, Sewage Disposal System Revenue                     1/10 at 101.00         AAA          1,181,430
                 Bonds, Series 1999A, 5.875%, 7/01/27 (Pre-refunded
                 to 1/01/10) - FGIC Insured

                Detroit, Michigan, Sewerage Disposal System Revenue
                Bonds, Series 1997A:

          950    5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured             7/07 at 101.00         AAA          1,072,103
        2,050    5.500%, 7/01/20 (Pre-refunded to 7/01/07) - MBIA Insured             7/07 at 101.00         AAA

        2,000   Detroit, Michigan, Water Supply System Senior Lien Revenue            1/10 at 101.00         AAA          2,349,260
                 Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded
                 to 1/01/10) - FGIC Insured

                Detroit, Michigan, Water Supply System Senior Lien Revenue
                Bonds, Series 2001A:
        3,400    5.750%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 101.00         AAA          4,048,720
          770    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 100.00         AAA            885,284


                                       21


                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

$       2,000   East Grand Rapids Public Schools, Kent County, Michigan,              5/09 at 100.00         AAA     $    2,345,920
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded
                 to 5/01/09) - FSA Insured

        2,000   Grand Rapids Township Economic Development Corporation,               7/09 at 101.00       A-***          2,305,380
                 Michigan, Limited Obligation Revenue  Bonds, Porter Hills
                 Obligated Group, Cook Valley Estate Project, Series 1999,
                 5.450%, 7/01/29 (Pre-refunded to 7/01/09)

        1,000   Grosse Ile Township School District, Michigan, School                 5/07 at 100.00         AAA          1,130,360
                 Improvement Refunding Bonds, Series 1996,
                 6.000%, 5/01/22 (Pre-refunded to 5/01/07) -
                 FGIC Insured

                Michigan State Hospital Finance Authority, Revenue Bonds,
                Ascension Health Credit Group, Series 1999A:
        1,000    6.125%, 11/15/23 (Pre-refunded to 11/15/09) - MBIA Insured          11/09 at 101.00         AAA          1,198,750
        2,500    6.125%, 11/15/26 (Pre-refunded to 11/15/09)                         11/09 at 101.00         AAA          2,996,875

        3,460   Michigan State Hospital Finance Authority, Revenue                    5/08 at 101.00         AAA          3,698,221
                 Refunding Bonds, St. John's Health System, Series 1998A,
                 5.000%, 5/15/28 - AMBAC Insured

        2,875   Milan Area Schools, Washtenaw and Monroe Counties,                    5/10 at 100.00         AAA          3,371,743
                 Michigan, General Obligation Bonds, Series 2000A,
                 5.750%, 5/01/24 (Pre-refunded to 5/01/10) - FGIC Insured

        1,125   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00        A***          1,358,933
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/39
                 (Pre-refunded to 7/01/10)

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         AAA          1,172,780
                 Counties, Michigan, General Obligation Bonds, Series 2000I,
                 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured

        2,100   Romulus Community Schools, Wayne County, Michigan,                    5/09 at 100.00         AAA          2,437,512
                 Unlimited Tax General Obligation School Building and
                 Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded
                 to 5/01/09) - FGIC Insured

        2,600   West Bloomfield School District, Oakland County, Michigan,            5/10 at 100.00         AAA          3,071,510
                 Unlimited Tax General Obligation School Building and
                 Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded
                 to 5/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.3%

        3,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          3,157,590
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

        4,475   Michigan South Central Power Agency, Power Supply                       No Opt. Call        Baa1          4,870,366
                 System Revenue Bonds, Series 2000, 6.000%, 5/01/12

        3,630   Michigan Strategic Fund, Limited Obligation Refunding                   No Opt. Call         AAA          4,723,392
                 Revenue Bonds, Detroit Edison Company, Series 1991BB,
                 7.000%, 5/01/21 - AMBAC Insured

        2,000   Michigan Strategic Fund, Limited Obligation Revenue                     No Opt. Call         Aaa          2,228,220
                 Refunding and Remarketing Bonds, Detroit Edison Company,
                 Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11)

        4,000   Michigan Strategic Fund, Collateralized Limited                       9/11 at 100.00          A-          4,141,640
                 Obligation Revenue Refunding Pollution Control Bonds,
                 Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

        3,000   Michigan Strategic Fund, Limited Obligation Revenue                  12/12 at 100.00         AAA          3,143,820
                 Refunding Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,056,090
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

          400   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA            423,776
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/05 at 100.00          A-          1,036,090
                 Series 1995X, 5.500%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.1%

        1,500   Detroit, Michigan, Sewage Disposal System Revenue                     7/05 at 101.00         AAA          1,573,125
                 Refunding Bonds, Series 1995B, 5.250%, 7/01/21 -
                 MBIA Insured

        1,730   Detroit, Michigan, Sewerage Disposal System Revenue                   7/07 at 101.00         AAA          1,792,349
                 Bonds, Series 1997A, 5.000%, 7/01/22 - MBIA Insured

        1,500   Detroit, Michigan, Sewage Disposal System Revenue Bonds,                No Opt. Call         AAA          1,707,165
                 Second Lien, Series 2001B, 5.500%, 7/01/29 - FGIC Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Detroit, Michigan, Water Supply System Senior Lien Revenue
                Bonds, Series 2003A:
$       4,025    5.000%, 7/01/24 - MBIA Insured                                       7/13 at 100.00         AAA     $    4,188,979
        3,000    5.000%, 7/01/25 - MBIA Insured                                       7/13 at 100.00         AAA          3,112,860

          730   Detroit, Michigan, Water Supply System Senior Lien Revenue            7/11 at 100.00         AAA            763,478
                 Bonds, Series 2001A, 5.250%, 7/01/33 - FGIC Insured

        5,000   Detroit, Michigan, Water Supply System Revenue Refunding              7/04 at 102.00         AAA          5,144,800
                 Bonds, Series 1993, 5.000%, 7/01/23 - FGIC Insured

                Muskegon Heights, Muskegon County, Michigan, Water
                Supply System Revenue Bonds, Series 2000A:
        1,040    5.625%, 11/01/25 - MBIA Insured                                     11/10 at 100.00         Aaa          1,138,435
        1,160    5.625%, 11/01/30 - MBIA Insured                                     11/10 at 100.00         Aaa          1,273,100
------------------------------------------------------------------------------------------------------------------------------------
$     261,678   Total Long-Term Investments (cost $256,220,830) - 148.8%                                                277,469,567
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      2,977,541
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                        (94,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  186,447,108
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 0.8%

$         965   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      922,482
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.0%

                Eastern Michigan University, General Revenue Bonds, Series 2003:
        1,000    5.000%, 6/01/28 - FGIC Insured                                       6/13 at 100.00         AAA          1,034,940
        2,950    5.000%, 6/01/33 - FGIC Insured                                       6/13 at 100.00         AAA          3,044,223

        2,000   Michigan Higher Education Student Loan Authority, Revenue             9/12 at 100.00         AAA          2,068,180
                 Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 (Alternative
                 Minimum Tax) - AMBAC Insured

        1,000   Saginaw Valley State University, Michigan, General                    7/09 at 100.00         Aaa          1,096,490
                 Revenue Bonds, Series 1999, 5.625%, 7/01/29 -
                 AMBAC Insured

        3,500   Wayne State University, Michigan, General Revenue Bonds,             11/09 at 101.00         AAA          3,617,670
                 Series 1999, 5.125%, 11/15/29 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.9%

        2,050   Dearborn Hospital Finance Authority, Michigan, Economic              11/05 at 102.00         AAA          2,210,494
                 Development Corp., Hospital Revenue Bonds, Oakwood
                 Obligated Group, Series 1995A, 5.875%, 11/15/25 -
                 FGIC Insured

        2,200   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          2,323,948
                 Mortgage Hospital Revenue Bonds, Portage Health
                 System, Inc., Series 1998, 5.450%, 8/01/47 -
                 MBIA Insured

                Michigan State Hospital Finance Authority, Revenue and Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                      2/04 at 102.00         Ba3          1,549,600
        3,200    6.500%, 8/15/18                                                      2/04 at 102.00         Ba3          2,378,368

        1,500   Michigan State Hospital Finance Authority, Hospital                   3/13 at 100.00          A1          1,611,345
                 Revenue Refunding Bonds, Henry Ford Health System,
                 Series 2003A, 5.625%, 3/01/17

        2,000   Michigan State Hospital Finance Authority, Hospital                   1/05 at 102.00          A+          2,063,160
                 Revenue and Refunding Bonds, Otsego Memorial
                 Hospital, Gaylord, Series 1995, 6.250%, 1/01/20

        4,000   Michigan State Hospital Finance Authority, Hospital                   5/09 at 101.00         AAA          4,358,840
                 Revenue Refunding Bonds, Mercy Mount Clemens
                 Corporation Obligated Group, Series 1999A,
                 5.750%, 5/15/29 - MBIA Insured

          500   Michigan State Hospital Finance Authority, Hospital                  11/11 at 101.00          A1            515,335
                 Revenue Refunding Bonds, Sparrow Obligated Group,
                 Series 2001, 5.625%, 11/15/31

        4,300   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00          A1          4,529,233
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.9%

        1,335   Michigan Housing Development Authority, Multifamily                  12/10 at 100.00         AAA          1,392,966
                 Senior Lien Revenue Bonds, Landings Project,
                 Series 2001A, 5.950%, 12/01/33 (Alternative Minimum
                 Tax) - AMBAC Insured

        1,000   Michigan Housing Development Authority, GNMA                          4/12 at 102.00         Aaa          1,037,470
                 Collateralized Limited Obligation Multifamily Housing
                 Revenue Bonds, Burkshire Pointe Apartments,
                 Series 2002A, 5.400%, 10/20/32 (Alternative Minimum Tax)

          500   Michigan Housing Development Authority, FNMA Enhanced                 9/15 at 100.00         Aaa            520,410
                 Limited Obligation Multifamily Revenue Bonds,
                 Renaissance Apartments, Series 2002,
                 5.350%, 8/01/22 (Alternative Minimum Tax)

        2,400   Michigan Housing Development Authority, Limited                       4/04 at 103.00         AAA          2,477,664
                 Obligation Revenue Bonds, Walled Lake Villa
                 Project, Series 1993, 6.000%, 4/15/18 - FSA Insured

        1,500   Michigan Housing Development Authority, Limited                       4/04 at 103.00         AAA          1,541,880
                 Obligation Revenue Bonds, Breton Village Green
                 Project, Series 1993, 5.625%, 10/15/18 - FSA Insured

                Mount Clemens Housing Corporation, Michigan, FHA-Insured Section
                8 Multifamily Housing Revenue Refunding Bonds, Clinton Place
                Project, Series 1992A:
          965    6.600%, 6/01/13                                                      6/04 at 101.00         AAA            981,762
        1,500    6.600%, 6/01/22                                                      6/04 at 101.00         AAA          1,523,340


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL - 30.4%

$       3,000   Allen Park Public School District, Wayne County,                      5/13 at 100.00         AA+     $    3,097,380
                 Michigan, General Obligation Bonds, Series 2003,
                 5.000%, 5/01/29

        2,500   Anchor Bay School District, Macomb and St. Clair                      5/11 at 100.00         AA+          2,605,525
                 Counties, Michigan, Unlimited Tax General Obligation
                 Refunding Bonds, Series 2001, 5.000%, 5/01/21

        1,475   Anchor Bay School District, Macomb and St. Clair                     11/13 at 100.00         AA+          1,554,650
                 Counties, Michigan, General Obligation Bonds,
                 Series 2003, 5.000%, 5/01/21

        1,000   Central Montcalm Public Schools, Montcalm and Ionia                   5/09 at 100.00         AAA          1,112,070
                 Counties, Michigan, General Obligation Unlimited
                 Tax School Building and Site Bonds, Series 1999,
                 5.750%, 5/01/24 - MBIA Insured

        1,375   Chippewa Valley Schools, Macomb County, Michigan,                     5/11 at 100.00         AA+          1,414,050
                 General Obligation Bonds, Series 2001, 5.000%, 5/01/26

                Detroit School District, Wayne County, Michigan, General
                Obligation Bonds, Series 2002A:
        1,815    6.000%, 5/01/20 - FGIC Insured                                         No Opt. Call         AAA          2,195,678
          750    6.000%, 5/01/21 - FGIC Insured                                         No Opt. Call         AAA            903,623

        2,500   Detroit School District, Wayne County, Michigan,                      5/13 at 100.00         AAA          2,604,150
                 General Obligation Bonds, Series 2003B,
                 5.000%, 5/01/23 - FGIC Insured

          500   Detroit School District, Wayne County, Michigan,                      5/12 at 100.00         AAA            549,475
                 Unlimited Tax School Building and Site Improvement
                 General Obligation Bonds, Series 2001A,
                 5.500%, 5/01/21 - FSA Insured

        3,815   East Lansing Building Authority, Ingham and Clinton                   4/11 at 100.00          AA          4,042,565
                 Counties, Michigan, Unlimited Tax General Obligation
                 Building Authority Bonds, Series 2000, 5.375%, 4/01/25

        2,000   Howell Public Schools, Livingston County, Michigan,                  11/13 at 100.00         AA+          2,095,000
                 General Obligation Bonds, Series 2003, 5.000%, 5/01/22

        1,000   Lansing School District, Ingham County, Michigan, General             5/14 at 100.00         AA+          1,049,440
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22
                 (WI, settling 2/10/04)

                Michigan, General Obligation Bonds, Environmental
                Protection Program, Series 2003A:
        1,000    5.250%, 5/01/20                                                      5/13 at 100.00         AA+          1,094,600
        2,000    5.250%, 5/01/21                                                      5/13 at 100.00         AA+          2,176,300

        2,515   Plainwell Community Schools, Allegan County, Michigan,               11/12 at 100.00         AA+          2,594,876
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/28

          380   Reeths-Puffer Schools, Muskegon County, Michigan,                     5/05 at 101.00         AAA            402,591
                 School Building and Site Refunding Bonds, Series 1995,
                 5.750%, 5/01/15 - FGIC Insured

                South Lyon Community Schools, Oakland, Washtenaw and Livingston
                Counties, Michigan, General Obligation Bonds, Series 2003:
        2,350    5.250%, 5/01/19 - FGIC Insured                                      11/12 at 100.00         AAA          2,553,228
        1,575    5.250%, 5/01/22 - FGIC Insured                                      11/12 at 100.00         AAA          1,683,675

        2,830   Warren Consolidated School District, Macomb and                       5/13 at 100.00         AA+          3,065,852
                 Oakland Counties, Michigan, General Obligation
                 Refunding Bonds, Series 2003, 5.250%, 5/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 26.7%

        7,000   Detroit-Wayne County Stadium Authority, Michigan,                     2/07 at 102.00         AAA          7,331,310
                 Limited Tax General Obligation Building Authority
                 Stadium Bonds, Series 1997, 5.250%, 2/01/27 - FGIC Insured

        1,500   Michigan State Building Authority, Revenue Bonds,                    10/10 at 100.00          AA          1,641,810
                 Facilities Program, Series 2000-I, 5.375%, 10/15/20

                Michigan State Building Authority, Revenue Refunding
                Bonds, Facilities Program, Series 2001-I:
        2,570    5.500%, 10/15/19                                                    10/11 at 100.00          AA          2,851,441
        6,500    5.000%, 10/15/24                                                    10/11 at 100.00          AA          6,715,670

        5,000   Michigan State Building Authority, Revenue Refunding                 10/13 at 100.00         AAA          5,244,700
                 Bonds, Facilities Program, Series 2003-II,
                 5.000%, 10/15/22 - MBIA Insured

        1,000   Michigan State, Certificates of Participation, New                    9/11 at 100.00         AAA          1,077,710
                 Center Development, Inc., Series 2001, 5.375%, 9/01/21 -
                 MBIA Insured

        1,500   Michigan State, Comprehensive Transportation Revenue                 11/11 at 100.00         AAA          1,587,675
                 Refunding Bonds, Series 2001A, 5.000%, 11/01/19 -
                 FSA Insured



                                       25

                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,000   Puerto Rico Highway and Transportation Authority,                     7/16 at 100.00           A     $    1,017,380
                 Highway Revenue Bonds, Series 1996Y, 5.000%, 7/01/36

        4,670   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          4,819,487
                 Airport Hotel Revenue Bonds, Detroit Metropolitan
                 Wayne County Airport, Series 2001A,
                 5.000%, 12/01/30 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.2%

        1,000   Puerto Rico Ports Authority, Special Facilities Revenue               6/04 at 101.00         CCC            785,070
                 Bonds, American Airlines, Inc. Project, Series 1993A,
                 6.300%, 6/01/23 (Alternative Minimum Tax)

        2,000   Wayne County, Michigan, Airport Revenue Bonds,                       12/08 at 101.00         AAA          2,016,680
                 Detroit Metropolitan Wayne County Airport, Series 1998A,
                 5.000%, 12/01/28 (Alternative Minimum Tax) - MBIA Insured

        1,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          1,014,450
                 Metropolitan Wayne County Airport, Series 1998B,
                 4.875%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 24.7%

          395   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            442,222
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,000   Detroit, Michigan, Sewage Disposal System Revenue                     1/10 at 101.00         AAA          2,362,860
                 Bonds, Series 1999A, 5.875%, 7/01/27 (Pre-refunded to
                 1/01/10) - FGIC Insured

        1,370   Detroit, Michigan, Sewerage Disposal System Revenue                   7/07 at 101.00         AAA          1,546,086
                 Bonds, Series 1997A, 5.500%, 7/01/20 (Pre-refunded
                 to 7/01/07) - MBIA Insured

        1,385   Detroit, Michigan, Water Supply System Senior Lien                    7/11 at 100.00         AAA          1,592,362
                 Revenue Bonds, Series 2001A, 5.250%, 7/01/33
                 (Pre-refunded to 7/01/11) - FGIC Insured

        4,000   Detroit, Michigan, Water Supply System Senior Lien                    1/10 at 101.00         AAA          4,698,520
                 Revenue Bonds, Series 1999A, 5.750%, 7/01/26
                 (Pre-refunded to 1/01/10) - FGIC Insured

        2,500   Kalamazoo Hospital Finance Authority, Michigan, Hospital              5/06 at 102.00         AAA          2,781,050
                 Revenue Refunding and Improvement Bonds, Bronson
                 Methodist Hospital, Series 1996, 5.750%, 5/15/16
                 (Pre-refunded to 5/15/06) - MBIA Insured

        2,000   Michigan Municipal Bond Authority, Drinking Water Revolving          10/09 at 101.00         AAA          2,329,740
                 Fund Revenue Bonds, Series 1999, 5.500%, 10/01/21
                 (Pre-refunded to 10/01/09)

        3,000   Michigan State Hospital Finance Authority, Hospital Revenue           5/04 at 101.00         AAA          3,073,140
                 Refunding Bonds, St. John's Hospital, Series 1993A,
                 6.000%, 5/15/13 - AMBAC Insured

        2,500   Michigan State Hospital Finance Authority, Revenue                   11/09 at 101.00         AAA          2,996,875
                 Bonds, Ascension Health Credit Group, Series 1999A,
                 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

        1,240   Milan Area Schools, Washtenaw and Monroe Counties,                    5/10 at 100.00         AAA          1,445,394
                 Michigan, General Obligation Bonds, Series 2000A,
                 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured

          620   Reeths-Puffer Schools, Muskegon County, Michigan,                     5/05 at 101.00         AAA            661,546
                 School Building and Site Refunding Bonds, Series 1995,
                 5.750%, 5/01/15 (Pre-refunded to 5/01/05) - FGIC Insured

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         AAA          1,172,780
                 Counties, Michigan, General Obligation Bonds,
                 Series 2000I, 5.750%, 5/01/19 (Pre-refunded to
                 5/01/10) - FGIC Insured

        1,500   Romulus Community Schools, Wayne County, Michigan,                    5/09 at 100.00         AAA          1,741,080
                 Unlimited Tax General Obligation School Building and
                 Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded
                 to 5/01/09) - FGIC Insured

        2,500   West Bloomfield School District, Oakland County, Michigan,            5/10 at 100.00         AAA          2,939,100
                 Unlimited Tax General Obligation School Building and
                 Site Bonds, Series 2000, 5.800%, 5/01/17 (Pre-refunded
                 to 5/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.8%

        1,000   Michigan Public Power Agency, Revenue Bonds,                          1/12 at 100.00         AAA          1,052,530
                 Combustion Turbine 1 Project, Series 2001A,
                 5.250%, 1/01/27 - AMBAC Insured

        1,000   Michigan South Central Power Agency, Power Supply                       No Opt. Call        Baa1          1,088,350
                 System Revenue Bonds, Series 2000, 6.000%, 5/01/12

        3,500   Michigan Strategic Fund, Collateralized Limited Obligation            6/04 at 101.00         AAA          3,581,935
                 Revenue Refunding Bonds, Consumers Power Company
                 Project, Series 1993B, 5.800%, 6/15/10 - CAPMAC Insured

        3,000   Michigan Strategic Fund, Limited Obligation Revenue                     No Opt. Call         Aaa          3,342,330
                 Refunding and Remarketing Bonds, Detroit Edison
                 Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory
                 put 9/01/11)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

$       5,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A-     $    5,177,050
                 Revenue Refunding Pollution Control Bonds, Detroit
                 Edison Company, Series 2001C, 5.450%, 9/01/29

        3,000   Michigan Strategic Fund, Limited Obligation Revenue                  12/12 at 100.00         AAA          3,143,820
                 Refunding Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,056,090
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        2,500   Monroe County, Michigan, Pollution Control Revenue Bonds,             6/04 at 101.00         AAA          2,565,875
                 Detroit Edison Company Project, Series 1992CC,
                 6.550%, 6/01/24 (Alternative Minimum Tax) - MBIA Insured

        1,500   Wyandotte, Michigan, Electric Revenue Refunding Bonds,               10/08 at 101.00         AAA          1,663,395
                 Series 2002, 5.375%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.7%

        1,500   Detroit, Michigan, Sewage Disposal System Revenue                       No Opt. Call         AAA          1,707,165
                 Bonds, Second Lien, Series 2001B, 5.500%, 7/01/29 -
                 FGIC Insured

        2,500   Detroit, Michigan, Sewage Disposal System Revenue                     7/13 at 100.00         AAA          2,577,575
                 Refunding Bonds, Senior Lien, Series 2003A,
                 5.000%, 7/01/32 - FSA Insured

        1,315   Detroit, Michigan, Water Supply System Senior Lien Revenue            7/11 at 100.00         AAA          1,375,306
                 Bonds, Series 2001A, 5.250%, 7/01/33 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     164,310   Total Long-Term Investments (cost $163,420,257) - 144.1%                                                173,812,087
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      2,812,993
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.4)%                                                        (56,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  120,625,080
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 7.2%

$       1,150   Michigan Higher Education Facilities Authority, Limited               9/11 at 100.00         Aaa     $    1,185,443
                 Obligation Revenue Refunding Bonds, Kettering
                 University, Series 2001, 5.000%, 9/01/26 -
                 AMBAC Insured

        1,010   Michigan Technological University, General Revenue Bonds,            10/13 at 100.00         AAA          1,073,196
                 Series 2004A, 5.000%, 10/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.2%

        1,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00          AA          1,036,240
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21

        1,200   Michigan State Hospital Finance Authority, Hospital                   1/06 at 102.00         Ba3            931,176
                 Revenue Refunding Bonds, Sinai Hospital, Series 1995,
                 6.625%, 1/01/16

          500   Michigan State Hospital Finance Authority, Hospital Revenue           5/06 at 102.00          A1            507,145
                 and Refunding Bonds, Henry Ford Health System,
                 Series 1995A, 5.250%, 11/15/20

          750   Michigan State Hospital Finance Authority, Hospital                  11/11 at 101.00          A1            773,002
                 Revenue Refunding Bonds, Sparrow Obligated Group,
                 Series 2001, 5.625%, 11/15/31

        1,800   Royal Oak, Michigan, Hospital Finance Authority, Hospital            11/11 at 100.00         AAA          1,863,954
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.6%

        1,700   Michigan Housing Development Authority, GNMA Collateralized           8/12 at 102.00         Aaa          1,771,060
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.2%

        1,250   Michigan Housing Development Authority, Single Family                 1/11 at 100.00         AAA          1,320,713
                 Mortgage Revenue Bonds, Series 2001, 5.300%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 54.2%

        1,000   Detroit School District, Wayne County, Michigan, General              5/13 at 100.00         AAA          1,078,510
                 Obligation Bonds, Series 2002A, 5.375%, 5/01/24 - FGIC Insured

        1,000   Detroit School District, Wayne County, Michigan, Unlimited            5/12 at 100.00         AAA          1,098,950
                 Tax School Building and Site Improvement General
                 Obligation Bonds, Series 2001A, 5.500%, 5/01/21 -
                 FSA Insured

        1,000   Durand Area Schools, Shiawasee County, Michigan, General              5/07 at 100.00         AAA          1,071,110
                 Obligation Bonds, Series 1997, 5.375%, 5/01/23 - FGIC Insured

        1,000   Garden City School District, Wayne County, Michigan,                  5/11 at 100.00         AA+          1,028,400
                 General Obligation Refunding Bonds, Series 2001,
                 5.000%, 5/01/26

        1,300   Harper Creek Community School District, Calhoun County,               5/11 at 100.00         AA+          1,342,965
                 Michigan, General Obligation Bonds, Series 2001,
                 5.125%, 5/01/31

        2,200   Huron School District, Wayne and Monroe Counties,                     5/11 at 100.00         AAA          2,331,098
                 Michigan, General Obligation Bonds, Series 2001,
                 5.375%, 5/01/26 - FSA Insured

        1,500   Huron Valley School District, Oakland and Livingston Counties,       11/11 at 100.00         AA+          1,544,565
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/27



                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,050   Lawton Community Schools, Van Buren County, Michigan,                11/11 at 100.00         AA+     $    1,148,616
                 General Obligation Bonds, Series 2001, 5.500%, 5/01/21

        1,000   Oxford Area Community Schools, Oakland and Lapeer                    11/11 at 100.00         AA+          1,118,440
                 Counties, Michigan, General Obligation Bonds,
                 Series 2001, 5.500%, 5/01/17

        1,000   Portland Public Schools, Ionia County, Michigan, General             11/11 at 100.00         AA+          1,028,070
                 Obligation Bonds, Series 2001, 5.000%, 5/01/29

        1,000   Puerto Rico Public Improvement, General Obligation Bonds,             7/11 at 100.00          A-          1,021,610
                 Series 2002A, 5.125%, 7/01/31

          500   Warren Building Authority, Michigan, Limited Tax General             11/10 at 100.00         AAA            523,425
                 Obligation Bonds, Series 2001, 5.150%, 11/01/22 -
                 FGIC Insured

                Washtenaw County, Michigan, Limited Tax General Obligation
                Bonds, Sylvan Township Water and Wastewater System, Series 2001:
          500    5.000%, 5/01/19 - MBIA Insured                                       5/09 at 100.50         AAA            531,255
          800    5.000%, 5/01/20 - MBIA Insured                                       5/09 at 100.50         AAA            842,704

        1,300   Willow Run Community Schools, Washtenaw County,                       5/11 at 100.00         AA+          1,354,873
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.0%

        1,300   Grand Rapids Building Authority, Kent County, Michigan,              10/11 at 100.00         AAA          1,351,012
                 Limited Tax General Obligation Bonds, Series 2001,
                 5.125%, 10/01/26 - MBIA Insured

        1,205   Michigan State Building Authority, Revenue Refunding                 10/11 at 100.00          AA          1,244,982
                 Bonds, Facilities Program, Series 2001-I, 5.000%, 10/15/24

        2,000   Michigan State Trunk Line, Trunk Line Fund Bonds,                    11/11 at 100.00         AAA          2,064,040
                 Series 2001A, 5.000%, 11/01/25

        1,450   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         AAA          1,493,863
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          1,166,300
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        1,750   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          1,806,017
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 11.1%

          515   Detroit, Michigan, Water Supply System Senior Lien Revenue            7/11 at 100.00         AAA            592,106
                 Bonds, Series 2001A, 5.250%, 7/01/33 (Pre-refunded to
                 7/01/11) - FGIC Insured

        1,000   Michigan Municipal Bond Authority, Drinking Water Revolving          10/10 at 101.00         AAA          1,196,520
                 Fund Revenue Bonds, Series 2000, 5.875%, 10/01/17
                 (Pre-refunded to 10/01/10)

          500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA            548,720
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,000   Rochester Community School District, Oakland and Macomb              11/11 at 100.00      AA+***          1,170,300
                 Counties, Michigan, General Obligation Bonds, Series 2001II,
                 5.500%, 5/01/22 (Pre-refunded to 11/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.5%

        1,235   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,306,630
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/24 -
                 AMBAC Insured

        2,215   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A-          2,299,901
                 Revenue Refunding Pollution Control Bonds, Fixed-Rate
                 Conversion, Detroit Edison Company, Series 1999C,
                 5.650%, 9/01/29 (Alternative Minimum Tax)


                                       29


                        Nuveen Michigan Dividend Advantage Municipal Fund (NZW) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 8.5%

$       1,000   Detroit, Michigan, Sewage Disposal System Revenue Bonds,                No Opt. Call         AAA     $    1,138,110
                 Second Lien, Series 2001B, 5.500%, 7/01/29 - FGIC Insured

                Detroit, Michigan, Water Supply System Senior Lien Revenue
                Bonds, Series 2001A:
        1,000    5.000%, 7/01/30 - FGIC Insured                                       7/11 at 100.00         AAA          1,027,710
          485    5.250%, 7/01/33 - FGIC Insured                                       7/11 at 100.00         AAA            507,241
------------------------------------------------------------------------------------------------------------------------------------
$      44,165   Total Long-Term Investments (cost $44,316,139) - 147.5%                                                  46,439,972
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.6%

          500   Puerto Rico Government Development Bank, Adjustable                                          A-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 0.900%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $44,816,139) - 149.1%                                                            46,939,972
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                        541,282
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   31,481,254
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 2.5%

$       4,295   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    4,105,762
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.7%

        3,665   Ohio State Education Student Loan Revenue Bonds,                      6/07 at 102.00         AAA          3,852,282
                 Supplemental Student Loan Program, Series 1997A-1,
                 5.850%, 12/01/19 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/04 at 102.00         AAA          1,056,300
                 University of Dayton Project, Series 1994,
                 5.800%, 12/01/14 - FGIC Insured

        1,200   Ohio Higher Education Facilities Commission, Revenue                  9/06 at 101.00         Ba1          1,209,108
                 Bonds, University of Findlay Project, Series 1996,
                 6.125%, 9/01/16

        1,750   Ohio Higher Education Facilities Commission, General                 10/13 at 100.00          AA          1,837,395
                 Revenue Bonds, Oberlin College, Series 2003,
                 5.125%, 10/01/24

        1,200   Ohio State University, General Receipts Bonds,                       12/12 at 100.00          AA          1,247,628
                 Series 2002A, 5.125%, 12/01/31

        3,000   Ohio State University, General Receipts Bonds,                        6/13 at 100.00          AA          3,208,740
                 Series 2003B, 5.250%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.5%

        1,000   Cuyahoga County, Ohio, Hospital Improvement and Revenue               2/07 at 102.00         AAA          1,112,330
                 Refunding Bonds, MetroHealth System Project,
                 Series 1997, 5.625%, 2/15/17 - MBIA Insured

        2,000   Cuyahoga County, Ohio, Revenue Refunding Bonds,                       7/13 at 100.00          A1          2,130,900
                 Cleveland Clinic Health System, Series 2003A,
                 6.000%, 1/01/32

        4,500   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          4,582,980
                 Firelands Regional Medical Center, Series 2002A,
                 5.625%, 8/15/32

        1,700   Franklin County, Ohio, Hospital Revenue Bonds, Ohio                   5/13 at 100.00         AAA          1,734,714
                 Health Corporation, Series 2003C, 5.000%, 5/15/33 -
                 MBIA Insured

                Franklin County, Ohio, Hospital Revenue Refunding and
                Improvement Bonds, Children's Hospital Project, Series 1996A:
        1,000    5.750%, 11/01/20                                                    11/06 at 101.00         Aa2          1,038,030
        1,500    5.875%, 11/01/25                                                    11/06 at 101.00         Aa2          1,549,185

        2,500   Marion County, Ohio, Hospital Revenue Refunding and                   5/06 at 102.00        BBB+          2,662,725
                 Improvement Bonds, The Community Hospital,
                 Series 1996, 6.375%, 5/15/11

        2,405   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/06 at 102.00        BBB+          2,517,145
                 and Improvement Bonds, Upper Valley Medical
                 Center, Series 1996A, 6.250%, 5/15/16

        1,500   Montgomery County, Ohio, Hospital Facilities Revenue                  4/06 at 102.00         AAA          1,639,170
                 Refunding and Improvement Bonds, Kettering Medical
                 Center, Series 1996, 5.625%, 4/01/16 - MBIA Insured

        3,000   Montgomery County, Ohio, Hospital Facilities Revenue                  4/10 at 101.00          A3          3,344,070
                 Bonds, Kettering Medical Center, Series 1999,
                 6.750%, 4/01/18

        6,000   Parma Community General Hospital Association, Ohio,                  11/08 at 101.00          A-          6,067,140
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 1998, 5.375%, 11/01/29

        2,500   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          2,657,875
                 Improvement Bonds, MedCentral Health System
                 Obligated Group, Series 2000B, 6.375%, 11/15/30

        1,500   Steubenville, Ohio, Hospital Facilities Revenue Refunding            10/10 at 100.00          A3          1,611,225
                 and Improvement Bonds, Trinity Health System,
                 Series 2000, 6.375%, 10/01/20

        1,705   Tuscarawas County, Ohio, Hospital Facilities Revenue                 10/11 at 101.00          AA          1,856,830
                 Bonds, Union Hospital Project, Series 2001,
                 5.750%, 10/01/21 - RAAI Insured


                                       31


                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 11.5%

$       1,385   Clermont County, Ohio, GNMA Collateralized Mortgage                   2/04 at 103.00         Aaa     $    1,391,108
                 Revenue Bonds, S.E.M. Villa II Project, Series 1994A,
                 5.950%, 2/20/30

        1,000   Cuyahoga County, Ohio, GNMA Collateralized Mortgage                   9/10 at 102.00         Aaa          1,025,510
                 Revenue Bonds, West Tech Apartments Project,
                 Series 2002A, 5.350%, 3/20/33 (Alternative Minimum Tax)

        1,435   Cuyahoga County, Ohio, GNMA Collateralized Loan                       6/08 at 105.00         Aaa          1,545,768
                 Multifamily Housing Revenue Bonds, Water Street
                 Associates Project, Series 1997, 6.150%, 12/20/26
                 (Alternative Minimum Tax)

                Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing
                Mortgage Revenue Bonds, Longwood Phase One Associates LP
                Project, Series 2001A:
        2,475    5.350%, 1/20/21 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,591,028
        2,250    5.450%, 1/20/31 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,336,962

        1,000   Cuyahoga County, Ohio, GNMA Collateralized Multifamily                9/12 at 102.00         Aaa          1,037,570
                 Housing Revenue Bonds, Livingston Park, Series 2002A,
                 5.350%, 9/20/27

          985   Franklin County, Ohio, FHA-Insured Multifamily Housing                1/05 at 103.00          Aa          1,003,882
                 Mortgage Revenue Bonds, Hamilton Creek Apartments
                 Project, Series 1994A, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        4,060   Lucas Northgate Housing Development Corporation,                      7/04 at 102.00         Aaa          4,141,809
                 Ohio, FHA-Insured Mortgage Revenue Refunding Bonds,
                 Northgate Apartments Section 8 Assisted Project,
                 Series 1999A, 6.000%, 7/01/24 - MBIA Insured

        3,265   Ohio Housing Finance Agency, Multifamily Housing Revenue             12/09 at 100.00         AAA          3,458,876
                 Bonds, Timber Lake Apartments Project, Series 1999C,
                 6.150%, 12/01/24 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.1%

          190   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/09 at 100.00         Aaa            194,269
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2000A-1, 6.350%, 9/01/31 (Alternative Minimum Tax)

        2,195   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa          2,281,856
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

        4,365   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/08 at 101.50         AAA          4,528,251
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) -
                 FSA Insured

        3,525   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/08 at 102.00         Aaa          3,621,444
                 Securities Program, Residential Mortgage  Revenue Bonds,
                 Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)

          860   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/12 at 100.00         Aaa            889,085
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.6%

        1,000   Marion County, Ohio, Healthcare Facilities Revenue                    5/04 at 102.00        BBB-          1,013,560
                 Refunding and Improvement Bonds, United Church Homes,
                 Inc. Project, Series 1993, 6.300%, 11/15/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 42.8%

        1,000   Ansonia Local School District, Darke County, Ohio,                   12/10 at 102.00         Aaa          1,104,460
                 General Obligation Bonds, Series 2000, 5.500%, 12/01/22 -
                 MBIA Insured

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00         Aa2          1,028,790
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25

          270   Berea City School District, Ohio, General Obligation                  6/04 at 102.00         AAA            276,672
                 Unlimited Tax School Improvement Bonds, Series 1993,
                 7.500%, 12/15/06 - AMBAC Insured

        2,140   Butler County, Ohio, General Obligation Judgment                     12/12 at 101.00         Aa3          2,300,650
                 Bonds, Series 2002, 5.250%, 12/01/22

                Butler County, Ohio, General Obligation Bonds, Series 2002:
        1,345    5.000%, 12/01/21 - MBIA Insured                                     12/12 at 100.00         Aaa          1,423,669
        1,200    5.000%, 12/01/22 - MBIA Insured                                     12/12 at 101.00         Aaa          1,262,304

        3,560   Canal Winchester Local School District, Franklin and                 12/11 at 100.00         Aaa          3,668,188
                 Fairfield Counties, Ohio, School Facilities Construction
                 and Improvement Bonds, Series 2001B, 5.000%, 12/01/28 -
                 FGIC Insured

        1,000   Cincinnati City School District, Hamilton County, Ohio,              12/11 at 100.00         AAA          1,123,040
                 General Obligation Bonds, Series 2001,
                 5.375%, 12/01/15 - MBIA Insured

        2,600   Cincinnati City School District, Hamilton County, Ohio,              12/12 at 100.00         AAA          2,806,622
                 General Obligation Bonds, Series 2002, 5.250%, 6/01/21 -
                 FSA Insured


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       5,000   Cincinnati City School District, Hamilton County, Ohio,              12/13 at 100.00         AAA     $    5,174,500
                 General Obligation Bonds, Classroom Facilities Construction
                 and Improvement, Series 2003, 5.000%, 12/01/31 -
                 FSA Insured

        1,000   Dublin, Ohio, Unlimited Tax Various Purpose Improvement              12/10 at 100.00         Aa1          1,057,340
                 Bonds, Series 2000A, 5.000%, 12/01/20

        1,300   Franklin County, Ohio, Limited Tax General Obligation                12/08 at 102.00         AAA          1,445,821
                 Refunding Bonds, Series 1993, 5.375%, 12/01/20

        2,000   Garfield Heights City School District, Cuyahoga County,              12/11 at 100.00         Aaa          2,063,580
                 Ohio, General Obligation School Improvement Bonds,
                 Series 2001, 5.000%, 12/15/26 - MBIA Insured

        1,000   Hilliard School District, Ohio, General Obligation School            12/10 at 101.00         AAA          1,117,000
                 Improvement Bonds, Series 2000, 5.750%, 12/01/24 -
                 FGIC Insured

        1,160   Kenston Local School District, Geauga County, Ohio,                   6/13 at 100.00         Aaa          1,217,733
                 General Obligation Bonds, Series 2003,
                 5.000%, 12/01/22 - MBIA Insured

        5,400   Kettering City School District, Montgomery County, Ohio,             12/13 at 100.00         AAA          5,592,834
                 General Obligation Bonds, Series 2003,
                 5.000%, 12/01/30 - FGIC Insured

        2,000   Lakota Local School District, Butler County, Ohio,                    6/11 at 100.00         Aaa          2,076,860
                 Unlimited Tax General Obligation School Improvement
                 and Refunding Bonds, Series 2001, 5.125%, 12/01/26 -
                 FGIC Insured

        1,750   London City School District, Ohio, General Obligation                12/11 at 100.00         Aaa          1,803,060
                 School Facilities Construction and Improvement Bonds,
                 Series 2001, 5.000%, 12/01/29 - FGIC Insured

        2,500   Louisville City School District, Ohio, General Obligation            12/11 at 100.00         Aaa          2,575,800
                 Bonds, Series 2001, 5.000%, 12/01/29 - FGIC Insured

        1,515   Massillon City School District, Ohio, General                        12/12 at 100.00         Aaa          1,635,397
                 Obligation Bonds, Series 2003, 5.250%, 12/01/21 -
                 MBIA Insured

        2,335   Milford Exempted Village School District, Ohio, General              12/11 at 100.00         Aaa          2,425,178
                 Obligation Bonds, Series 2001, 5.125%, 12/01/30 -
                 FSA Insured

        1,260   Morgan Local School District, Morgan, Muskingum and                  12/10 at 101.00         AA-          1,429,067
                 Washington Counties, Ohio, Unlimited Tax General
                 Obligation School Improvement Bonds, Series 2000,
                 5.750%, 12/01/22

          715   North Canton City School District, Ohio, Unlimited Tax                  No Opt. Call         AAA            765,122
                 General Obligation School Improvement Bonds, Series 1994,
                 9.700%, 12/01/04 - AMBAC Insured

        3,000   Ohio, General Obligation Bonds, Infrastructure                        2/13 at 100.00         AA+          3,142,830
                 Improvements, Series 2003F, 5.000%, 2/01/23

        2,720   Pickerington Local School District, Fairfield and Franklin           12/11 at 100.00         AAA          2,802,661
                 Counties, Ohio, School Facilities Construction and
                 Improvement General Obligation Bonds, Series 2001, 5.000%,
                 12/01/28 - FGIC Insured

        1,100   Plain Local School District, Franklin and Licking Counties,           6/12 at 100.00         Aaa          1,239,425
                 Ohio, General Obligation Bonds, Series 2002,
                 5.500%, 12/01/17 - FGIC Insured

          280   Plain Local School District, Franklin and Licking Counties,           6/11 at 100.00         Aaa            325,245
                 Ohio, General Obligation Bonds, Series 2000,
                 6.000%, 12/01/20 - FGIC Insured

        1,445   Portage County, Ohio, General Obligation Bonds,                      12/11 at 100.00         AAA          1,489,867
                 Series 2001, 5.000%, 12/01/27 - FGIC Insured

        1,825   Princeton City School District, Butler County, Ohio,                 12/13 at 100.00         AAA          1,890,171
                 General Obligation Bonds, Series 2003,
                 5.000%, 12/01/30 - MBIA Insured

        2,830   Springfield Township, Hamilton County, Ohio, Various                 12/11 at 100.00         Aa3          2,972,689
                 Purpose Limited Tax General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/27

        2,000   Strongsville, Ohio, General Obligation Bonds, Series 2001,           12/11 at 100.00         Aaa          2,096,940
                 5.000%, 12/01/21 - FGIC Insured

           70   Strongsville, Ohio, Limited Tax General Obligation Various           12/06 at 102.00         Aa2             78,117
                 Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

        2,000   Sugarcreek Local School District, Athens County, Ohio, General       12/13 at 100.00         Aaa          2,123,920
                 Obligation Bonds, Series 2003, 5.250%, 12/01/27 -
                 MBIA Insured

        1,000   Upper Arlington City School District, Ohio, General                  12/06 at 101.00         AAA          1,070,030
                 Obligation Improvement Bonds, Series 1996,
                 5.250%, 12/01/22 - MBIA Insured

        1,000   West Chester Township, Butler County, Ohio, General                  12/13 at 100.00         Aaa          1,036,590
                 Obligation Bonds, Series 2003, 5.000%, 12/01/28 -
                 MBIA Insured

        2,000   Westerville City School District, Franklin and Delaware               6/11 at 100.00         AAA          2,058,760
                 Counties, Ohio, Various Purpose General Obligation Bonds,
                 Series 2001, 5.000%, 12/01/27 - MBIA Insured


                                       33


                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,000   Westlake, Ohio, Various Purpose General Obligation                   12/08 at 101.00         Aaa     $    1,138,270
                 Improvement and Refunding Bonds, Series 1997,
                 5.550%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 3.1%

        1,250   Columbus, Ohio, Tax Increment Financing Bonds, Easton                 6/09 at 101.00         AAA          1,268,287
                  Project, Series 1999, 4.875%, 12/01/24 - AMBAC Insured

                New Albany Community Authority, Ohio, Community Facilities
                Revenue Refunding Bonds, Series 2001B:
        1,000    5.500%, 10/01/15 - AMBAC Insured                                     4/12 at 100.00         AAA          1,134,220
        1,000    5.500%, 10/01/17 - AMBAC Insured                                     4/12 at 100.00         AAA          1,125,630

          475   Ohio Department of Transportation, Certificates                       4/04 at 100.00          AA            475,641
                 of Participation, Rickenbacker International Airport
                 Improvements, Series 1996, 6.125%, 4/15/15
                 (Alternative Minimum Tax)

        1,000   Puerto Rico Highway and Transportation Authority,                     7/16 at 100.00           A          1,017,380
                 Highway Revenue Bonds, Series 1996Y, 5.000%, 7/01/36


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.2%

                Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A:
        1,780    5.250%, 1/01/16 - FSA Insured                                        1/10 at 101.00         AAA          1,929,662
        2,500    5.000%, 1/01/31 - FSA Insured                                        1/10 at 101.00         AAA          2,563,800

        3,430   Cleveland, Ohio, Parking Facilities Revenue Refunding                 9/06 at 102.00         AAA          3,740,141
                 Bonds, Series 1996, 5.500%, 9/15/22 - MBIA Insured

        3,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox                    12/13 at 100.00          AA          3,072,720
                 International Airport, Series 2003C, 5.250%, 12/01/23
                 (Alternative Minimum Tax) - RAAI Insured

        1,500   Dayton, Ohio, Special Facilities Revenue Refunding Bonds,             2/08 at 102.00         BB+          1,252,350
                 Emery Air Freight Corporation and Emery Worldwide
                 Airlines, Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

        2,000   Ohio Turnpike Commission, Revenue Bonds, Series 1998A,                  No Opt. Call         AAA          2,311,720
                 5.500%, 2/15/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 17.0%

        2,550   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          2,854,853
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,000   Cleveland, Ohio, Public Power System First Mortgage Revenue          11/04 at 102.00         AAA          2,133,780
                 Bonds, Series 1994A, 7.000%,  11/15/24 (Pre-refunded
                 to 11/15/04) - MBIA Insured

        1,980   Franklin County, Ohio, First Mortgage Revenue, OCLC, Inc.             6/04 at 103.00         AAA          2,251,102
                 Project, Series 1979, 7.500%, 6/01/09

        2,100   Lakota Local School District, Butler County, Ohio, Unlimited         12/05 at 100.00         AAA          2,289,609
                 Tax General Obligation School Improvement Bonds,
                 Series 1994, 6.250%, 12/01/14 (Pre-refunded to
                 12/01/05) - AMBAC Insured

        4,315   Ohio Capital Corporation for Housing, FHA-Insured                     2/09 at 102.00      Aa2***          5,081,603
                 Section 8 Mortgage Loan Revenue Refunding Bonds,
                 Series 1999G, 5.950%, 2/01/24 (Pre-refunded
                 to 2/01/09)

        1,000   Ohio Water Development Authority, Fresh Water                         6/05 at 102.00         AAA          1,082,350
                 Development Revenue Bonds, Series 1995, 5.900%, 12/01/21
                 (Pre-refunded to 6/01/05) - AMBAC Insured

        1,220   Plain Local School District, Franklin and Licking Counties,           6/11 at 100.00         Aaa          1,461,475
                 Ohio, General Obligation Bonds, Series 2000,
                 6.000%, 12/01/20 (Pre-refunded to 6/01/11) - FGIC Insured

        1,300   Puerto Rico Public Improvement, General Obligation                    7/07 at 101.50       A-***          1,478,776
                 Refunding Bonds, Series 1997, 5.750%, 7/01/17
                 (Pre-refunded to 7/01/07)

        2,000   Southwest Regional Ohio Water District, Waterworks                   12/05 at 101.00         AAA          2,191,080
                 System Revenue Bonds, Series 1995, 6.000%, 12/01/20
                 (Pre-refunded to 12/01/05) - MBIA Insured

        1,000   Sylvania City School District, Ohio, Unlimited Tax General           12/05 at 101.00         AAA          1,091,920
                 Obligation Bonds, Series 1995, 5.800%, 12/01/15
                 (Pre-refunded to 12/01/05) - FGIC Insured

        2,000   Wayne Local School District, Warren County, Ohio, Unlimited          12/06 at 101.00         AAA          2,265,720
                 Tax General Obligation School Improvement Bonds,
                 Series 1996, 6.100%, 12/01/24 (Pre-refunded to 12/01/06) -
                 AMBAC Insured

        3,000   West Clermont Local School District, Clermont County, Ohio,          12/05 at 100.00         AAA          3,257,280
                 Unlimited Tax General Obligation School Improvement
                 Bonds, Series 1995, 6.000%, 12/01/18 (Pre-refunded
                 to 12/01/05) - AMBAC Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 9.6%

$       4,000   Wadsworth, Ohio, Electric System Improvement Revenue                  2/12 at 100.00         Aaa     $    4,176,160
                 Bonds, American Municipal Power Ohio, Inc., Series 2002,
                 5.000%, 2/15/22 - MBIA Insured

                Ohio Air Quality Development Authority, Revenue Refunding Bonds,
                JMG Funding Limited Partnership Project, Series 1994:
        2,000    6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA          2,100,580
        4,000    6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA          4,201,160

        3,000   Ohio Air Quality Development Authority, Revenue Bonds,                4/07 at 102.00         AAA          3,199,020
                 JMG Funding Limited Partnership Project, Series 1997,
                 5.625%, 1/01/23 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,900   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,800,497
                 Revenue Bonds, Bay Shore Power Project, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.4%

                Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
        1,000    5.500%, 12/01/17                                                     6/11 at 100.00         AA+          1,124,370
        6,010    5.000%, 12/01/18                                                     6/11 at 100.00         AA+          6,414,112
        3,000    5.000%, 12/01/19                                                     6/11 at 100.00         AA+          3,175,830
        1,000    5.000%, 12/01/20                                                     6/11 at 100.00         AA+          1,050,130

        2,000   Cincinnati, Ohio, Water System Revenue Bonds,                         6/11 at 100.00         AA+          2,080,140
                 Series 2003, 5.000%, 12/01/22

        1,000   Cleveland, Ohio, Waterworks First Mortgage Revenue                      No Opt. Call         AAA          1,137,330
                 Refunding and Improvement Bonds, Series 1993G,
                 5.500%, 1/01/21 - MBIA Insured

        1,000   Cleveland, Ohio, Waterworks Revenue Refunding and                     1/08 at 101.00         AAA          1,023,870
                 Improvement Bonds, Series 1998I, 5.000%, 1/01/28 -
                 FSA Insured

           40   Cleveland, Ohio, Waterworks First Mortgage Revenue                    1/06 at 102.00         AAA             43,389
                 Refunding and Improvement Bonds, Series 1996H,
                 5.750%, 1/01/26 - MBIA Insured

        2,110   Hamilton County, Ohio, Sewer System Improvement                       6/10 at 101.00         AAA          2,351,214
                 Revenue Bonds, Metropolitan Sewer District of Greater
                 Cincinnati, Series 2000A, 5.750%, 12/01/25 - MBIA Insured

        3,000   Ohio Water Development Authority, Water Pollution                     6/14 at 100.00         AAA          3,131,550
                 Control Loan Fund Revenue Bonds, Water Quality,
                 Series 2004, 5.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
$     222,690   Total Long-Term Investments (cost $222,099,988) - 146.0%                                                235,262,165
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      2,861,809
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                        (77,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  161,123,974
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 1.7%

$       1,150   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,099,331
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.9%

        1,000   Ohio Higher Education Facilities Commission, Revenue                 12/10 at 101.00         AAA          1,082,470
                 Bonds, University of Dayton Project, Series 2000,
                 5.500%, 12/01/25 - AMBAC Insured

        2,000   Ohio Higher Education Facilities Commission, Revenue                 11/11 at 101.00          AA          2,102,000
                 Bonds, Denison University Project, Series 2001,
                 5.200%, 11/01/26

        2,650   Ohio Higher Education Facilities Commission, Revenue                  5/12 at 100.00          A2          2,706,392
                 Bonds, Ohio Northern University Project, Series 2002,
                 5.000%, 5/01/22

        3,150   Student Loan Funding Corporation, Cincinnati, Ohio,                   7/04 at 100.00           A          3,157,276
                 Student Loan Subordinated Revenue Refunding Bonds,
                 Series 1992D, 6.600%, 7/01/05 (Alternative Minimum Tax)

        2,000   University of Cincinnati, Ohio, General Receipts Bonds,               6/11 at 101.00         AAA          2,264,780
                 Series 2001A, 5.750%, 6/01/17 - FGIC Insured

        2,735   University of Cincinnati, Ohio, General Receipts Bonds,               6/12 at 100.00         AA-          2,979,974
                 Series 2002F, 5.375%, 6/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.6%

        1,300   Akron, Bath and Copley Joint Township Hospital District,              5/04 at 102.00        Baa1          1,312,519
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1993A, 5.500%, 11/15/13

        1,100   Cuyahoga County, Ohio, Revenue Refunding Bonds,                       7/13 at 100.00          A1          1,171,995
                 Cleveland Clinic Health System, Series 2003A,
                 6.000%, 1/01/32

        1,950   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica                11/09 at 101.00         AAA          2,051,381
                 Healthcare Obligated Group, Series 1999, 5.375%, 11/15/29 -
                 AMBAC Insured

        2,500   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/06 at 102.00        BBB+          2,580,925
                 and Improvement Bonds, Upper Valley Medical Center,
                 Series 1996A, 6.375%, 5/15/26

                Parma Community General Hospital Association, Ohio, Hospital
                Revenue Refunding and Improvement Bonds, Series 1998:
        2,250    5.250%, 11/01/13                                                    11/08 at 101.00          A-          2,379,623
        2,000    5.375%, 11/01/29                                                    11/08 at 101.00          A-          2,022,380

        1,000   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          1,063,150
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30

        1,500   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,           4/04 at 102.00        Baa1          1,525,500
                 Union Hospital Project, Series 1993A, 6.500%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.4%

        1,790   Lucas Northgate Housing Development Corporation,                      7/04 at 102.00         Aaa          1,827,232
                 Ohio, FHA-Insured Mortgage Revenue Refunding Bonds,
                 Northgate Apartments Section 8 Assisted Project,
                 Series 1999A, 5.950%, 7/01/19 - MBIA Insured

        2,885   Ohio Housing Finance Agency, FHA-Insured Mortgage                     4/11 at 102.00         Aa2          3,011,911
                 Revenue Bonds, Asbury Woods Project, Series 2001A,
                 5.450%, 4/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.6%

        1,335   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,412,911
                 Securities Program, Residential Mortgage Revenue Bonds,
                  Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

        1,670   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,700,611
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

        1,365   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,472,275
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2000F, 5.625%, 9/01/16


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY (continued)

$         350   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/12 at 100.00         Aaa     $      361,837
                 Securities Program, Residential Mortgage  Revenue Bonds,
                 Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.7%

        1,000   Franklin County, Ohio, Healthcare Facilities Revenue Bonds,           7/11 at 101.00         BBB          1,071,410
                 Ohio Presbyterian Retirement Services, Series 2001A,
                 7.125%, 7/01/29

        1,970   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 102.00        BBB+          1,975,772
                 Revenue Bonds, Twin Towers, Series 1999A, 5.750%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.4%

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00         Aa2          1,028,790
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25

        1,000   Centerville, Ohio, General Obligation Limited Tax Bonds,             12/11 at 100.00         Aa3          1,038,620
                 Capital Facilities Improvement, Series 2001,
                 5.125%, 12/01/26

                Jackson City School District, Jackson County, Ohio, Unlimited
                Tax General Obligation School Improvement Bonds, Series 2001:
          880    5.500%, 12/01/22 - MBIA Insured                                      6/11 at 100.00         Aaa            962,685
          935    5.500%, 12/01/23 - MBIA Insured                                      6/11 at 100.00         Aaa

        2,000   Lakota Local School District, Butler County, Ohio,                    6/11 at 100.00         Aaa          2,076,860
                 Unlimited Tax General Obligation School Improvement
                 and Refunding Bonds, Series 2001, 5.125%, 12/01/26 -
                 FGIC Insured

        2,000   Medina City School District, Medina County, Ohio,                    12/09 at 100.00         AAA          2,101,880
                 Unlimited Tax General Obligation School Building
                 Construction Bonds, Series 1999, 5.250%, 12/01/28 -
                 FGIC Insured

        1,000   Nordonia Hills City School District, Ohio, School                    12/10 at 101.00         AAA          1,076,380
                 Improvement Bonds, Series 2000, 5.450%, 12/01/25 -
                 AMBAC Insured

        1,850   Swanton Local School District, Fulton County, Ohio, General          12/11 at 101.00         AAA          1,959,113
                 Obligation Bonds, Series 2001, 5.250%, 12/01/25 -
                 FGIC Insured

        1,275   Sycamore Community School District, Hamilton County,                 12/09 at 101.00         AAA          1,317,088
                 Ohio, Unlimited Tax General Obligation School Improvement
                 Bonds, Series 1999, 5.000%, 12/01/23 - MBIA Insured

        1,485   West Chester Township, Butler County, Ohio, Various                  11/11 at 101.00         Aaa          1,662,561
                 Purpose Limited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.500%, 12/01/17 - AMBAC Insured

        1,000   West Holmes Local School District, Ohio, School                       6/07 at 101.00         AAA          1,078,970
                 Improvement Bonds, Series 1997, 5.375%, 12/01/23 -
                 MBIA Insured

        2,500   Westerville City School District, Franklin and Delaware               6/11 at 100.00         AAA          2,573,450
                 Counties, Ohio, Various Purpose General Obligation Bonds,
                 Series 2001, 5.000%, 12/01/27 - MBIA Insured

        2,965   Franklin County, Worthington, Ohio, Various Purpose                  12/11 at 100.00         AA+          3,212,489
                 Unlimited Tax General Obligation Bonds, Series 2001,
                 5.375%, 12/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 12.8%

        2,000   Ohio, Higher Education Capital Facilities, Appropriation              2/11 at 100.00         AA+          2,097,060
                 Bonds, 2001A-II, 5.000%, 2/01/20

        4,000   Puerto Rico Municipal Finance Agency, Loan Pool Bonds,                8/09 at 101.00         AAA          4,682,240
                 Series 1999A, 6.000%, 8/01/16 - FSA Insured

        1,400   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,584,730
                 Tax Loan Notes, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.5%

        2,000   Cleveland, Ohio, Airport Special Revenue Refunding                   12/09 at 101.00          B-          1,662,860
                 Bonds, Continental Airlines, Inc., Series 1999,
                 5.700%, 12/01/19 (Alternative Minimum Tax)

        2,000   Ohio Turnpike Commission, Revenue Bonds,                              2/11 at 100.00          AA          2,141,300
                 Series 2001A, 5.500%, 2/15/26

        1,000   Toledo-Lucas County Port Authority, Ohio, Revenue                       No Opt. Call        Baa2          1,114,450
                 Refunding Bonds, CSX Transportation, Inc. Project,
                 Series 1992, 6.450%, 12/15/21


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 17.2%

        1,440   Wadsworth, Ohio, Electric System Improvement Revenue                  2/12 at 100.00         Aaa          1,575,662
                 Bonds, American Municipal Power Ohio, Inc., Series 2002,
                 5.250%, 2/15/17 - MBIA Insured


                                       37

                        Nuveen Ohio Dividend Advantage Municipal Fund (NXI) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

$         910   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,               12/10 at 101.00         AAA     $    1,017,216
                 Series 2001, 5.500%, 12/01/18 - AMBAC Insured

        2,000   Ohio Air Quality Development Authority, Pollution Control             6/04 at 101.00          A3          2,043,860
                 Revenue Bonds, Columbus Southern Power Company Project,
                 Series 1985A, 6.250%, 12/01/20

        2,000   Ohio Air Quality Development Authority, Revenue                       9/05 at 102.00        Baa2          2,051,200
                 Refunding Bonds, Dayton Power and Light Company
                 Project, Series 1995, 6.100%, 9/01/30

        2,000   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,075,620
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

        1,500   Ohio Air Quality Development Authority, Pollution Control            12/04 at 100.00        Baa2          1,541,850
                 Revenue Refunding Bonds, Ohio Edison Company
                 Project, Series 1999C, 5.800%, 6/01/16 (Mandatory
                 put 12/01/04)

        1,000   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R            947,630
                 Revenue Bonds, Bay Shore Power Project, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.9%

        2,000   Akron, Ohio, Sanitary Sewer System Revenue Refunding                 12/06 at 101.00         AAA          2,203,900
                 Bonds, Series 1997, 5.550%, 12/01/16 - MBIA Insured

        1,700   Cincinnati, Ohio, Water System Revenue Bonds,                         6/11 at 100.00         AA+          1,790,728
                 Series 2001, 5.125%, 12/01/21

        2,375   Ohio Water Development Authority, Water Development                  12/13 at 100.00         Aaa          2,488,620
                 Community Assistance Program Revenue Bonds,
                 Series 2003, 5.000%, 12/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      89,865   Total Long-Term Investments (cost $89,868,421) - 144.7%                                                  94,459,486
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1%
          685   University of Toledo, Ohio, General Receipts Variable Rate                                  A-1+            685,000
                 Demand Obligations, Series 2002, 0.980%, 6/01/32 -
                 FGIC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         685   Total Short-Term Investments (cost $685,000)                                                                685,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $90,553,421) - 145.8%                                                            95,144,486
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,093,344
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.5)%                                                        (31,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   65,237,830
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 10.9%

$       2,150   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,055,271
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

        3,000   Ohio State Sewage and Solid Waste Disposal Facilities,               11/11 at 100.00          A+          3,100,230
                 Revenue Bonds, Anheuser-Busch Project, Series 2001,
                 5.500%, 11/01/35 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 4.7%

        2,050   Ohio Higher Education Facilities Commission, Revenue                 12/11 at 100.00        Baa1          2,234,110
                 Bonds, Wittenberg University Project, Series 2001,
                 5.500%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.8%

        1,685   Akron, Bath and Copley Joint Township Hospital District,                No Opt. Call        Baa1          1,772,957
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1998A, 5.000%, 11/15/08

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          1,024,960
                 Firelands Regional Medical Center, Series 2002A,
                 5.500%, 8/15/22

        1,850   Lorain County, Ohio, Hospital Revenue Refunding and                  10/11 at 101.00         AA-          1,933,861
                 Improvement Bonds, Catholic Healthcare Partners,
                 Series 2001A, 5.400%, 10/01/21

        2,000   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          2,126,300
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30

        3,670   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,          10/11 at 101.00          AA          3,967,013
                 Union Hospital Project, Series 2001, 5.750%, 10/01/26 -
                 RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.2%

        1,000   Franklin County, Ohio, GNMA Collateralized Multifamily                5/12 at 102.00         Aaa          1,060,170
                 Housing Mortgage Revenue Bonds, Agler Project,
                 Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.1%

        2,035   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/10 at 100.00         Aaa          2,097,149
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2001A, 5.500%, 9/01/34 (Alternative Minimum Tax)

          290   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/12 at 100.00         Aaa            299,808
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.1%

        2,000   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 102.00        BBB+          1,951,500
                 Revenue Bonds, Twin Towers, Series 1999A, 5.800%, 10/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 51.8%

        1,000   Cleveland, Ohio, General Obligation Bonds, Series 2003,               8/13 at 100.00         AAA          1,103,420
                 5.250%, 8/01/18 - FGIC Insured

        1,750   Fairfield City School District, Ohio, General Obligation             12/11 at 100.00         AAA          1,922,375
                 Refunding Bonds, Series 2001, 5.375%, 12/01/19 -
                 FGIC Insured

        1,000   Greater Cleveland Regional Transit Authority, Ohio, General          12/11 at 100.00         Aaa          1,053,450
                 Obligation Capital Improvement Bonds, Series 2001A,
                 5.125%, 12/01/21 - MBIA Insured

        1,500   Hamilton Local School District, Franklin County, Ohio,               12/11 at 100.00         AAA          1,545,585
                 Unlimited Tax General Obligation School Facilities
                 Construction and Improvement Bonds, Series 2001,
                 5.000%, 12/01/28 - FGIC Insured

                Lebanon City School District, Warren County, Ohio, General
                Obligation Bonds, Series 2001:
        4,000    5.500%, 12/01/21 - FSA Insured                                      12/11 at 100.00         AAA          4,394,040
        2,000    5.000%, 12/01/29 - FSA Insured                                      12/11 at 100.00         AAA          2,060,640



                                       39

                         Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       2,420   Lorain County, Ohio, Limited Tax General Obligation Justice          12/12 at 100.00         Aaa     $    2,647,843
                 Center Bonds, Series 2002, 5.500%, 12/01/22 - FGIC Insured

        1,000   Medina City School District, Medina County, Ohio, Unlimited          12/09 at 100.00         AAA          1,050,940
                 Tax General Obligation School Building Construction Bonds,
                 Series 1999, 5.250%, 12/01/28 - FGIC Insured

        3,000   Milford Exempted Village School District, Ohio, General              12/11 at 100.00         Aaa          3,115,860
                 Obligation Bonds, Series 2001, 5.125%, 12/01/30 -
                 FSA Insured

        1,000   Ohio, Common Schools Capital Facilities, General Obligation           9/11 at 100.00         AA+          1,049,360
                 Bonds, Series 2001B, 5.000%, 9/15/21

        1,960   Portage County, Ohio, General Obligation Bonds,                      12/11 at 100.00         AAA          2,024,641
                 Series 2001, 5.000%, 12/01/25 - FGIC Insured

        1,000   Powell, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         AAA          1,087,000
                 5.500%, 12/01/25 - FGIC Insured

        1,500   Strongsville, Ohio, General Obligation Bonds, Series 2001,           12/11 at 100.00         Aaa          1,572,705
                 5.000%, 12/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.5%

        1,700   Hamilton, Butler County, Ohio, Limited Tax General                   11/11 at 101.00         Aaa          1,758,956
                 Obligation Bonds, One Renaissance Center Acquisition,
                 Series 2001, 5.000%, 11/01/26 - AMBAC Insured

        1,000   Midview Local School District, Lorain County, Ohio,                   5/13 at 100.00           A            996,270
                 Certificates of Participation, Series 2003, 5.000%, 11/01/30

        2,500   Ohio State Higher Education Capital Facilities,                         No Opt. Call         AAA          2,883,550
                 Appropriation Bonds, Series II 2002A, 5.500%, 12/01/09 -
                 MBIA Insured

        1,000   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00           A          1,093,720
                 Highway Revenue Refunding Bonds, Series 2002E,
                 5.750%, 7/01/24

        1,000   Summit County Port Authority, Ohio, Revenue Bonds,                   12/11 at 100.00         AAA          1,077,330
                 Civic Theatre Project, Series 2001, 5.500%, 12/01/26 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.9%

        3,495   Cleveland, Ohio, Airport System Revenue Bonds,                        1/10 at 101.00         AAA          3,745,242
                 Series 2000A, 5.250%, 1/01/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.9%

        2,000   Ohio Municipal Electric Generation Agency, Beneficial                 2/14 at 100.00         AAA          2,095,700
                 Interest Certificates, Joint Venture 5, Belleville
                 Hydroelectric Project, American Municipal Power, Inc.,
                 Series 2004, 5.000%, 2/15/22 (WI, settling 2/17/04) -
                 AMBAC Insured

        2,500   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,594,525
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

        1,500   Ohio Air Quality Development Authority, Pollution Control            12/04 at 100.00        Baa2          1,541,850
                 Revenue Refunding Bonds, Ohio Edison Company Project,
                 Series 1999C, 5.800%, 6/01/16 (Mandatory put 12/01/04)

        1,900   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,800,497
                 Revenue Bonds, Bay Shore Power Project, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.0%

        2,000   Akron, Ohio, Sanitary Sewer System Revenue Refunding                 12/06 at 101.00         AAA          2,203,900
                 Bonds, Series 1997, 5.550%, 12/01/16 - MBIA Insured

        1,500   Ohio Water Development Authority, Water Development                  12/11 at 100.00         AAA          1,572,704
                 Revenue Bonds, Fresh Water Series 2001A,
                 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      67,955   Total Long-Term Investments (cost $68,770,039) - 150.9%                                                  71,615,432
=============-----------------------------------------------------------------------------------------------------------------------


                                       40

   PRINCIPAL                                                                                                                 MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.1%

$         500   Puerto Rico Government Development Bank, Adjustable                                          A-1     $      500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 0.900%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $69,270,039) - 152.0%                                                            72,115,432
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.4)%                                                                     (674,201)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   47,441,231
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                  See accompanying notes to financial statements

                        Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 6.2%

$       2,150   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,055,271
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.9%

        1,125   Ohio Higher Education Facilities Commission, Revenue Bonds,           5/12 at 100.00          A2          1,260,889
                 Ohio Northern University Project, Series 2002,
                 5.750%, 5/01/16

        2,000   Ohio Higher Education Facilities Commission, Revenue                 10/12 at 100.00          AA          2,187,180
                 Bonds, Case Western Reserve University Project,
                 Series 2002B, 5.500%, 10/01/22

        1,000   Ohio State University, General Receipts Bonds,                       12/09 at 101.00          AA          1,125,810
                 Series 1999A, 5.800%, 12/01/29

        1,000   Ohio State University, General Receipts Bonds,                       12/12 at 100.00          AA          1,039,690
                 Series 2002A, 5.125%, 12/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.4%

          845   Akron, Bath and Copley Joint Township Hospital District,                No Opt. Call        Baa1            889,109
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1998A, 5.000%, 11/15/08

        1,750   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          1,793,680
                 Firelands Regional Medical Center, Series 2002A,
                 5.500%, 8/15/22

        1,425   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,           4/10 at 101.00          A3          1,588,433
                 Kettering Medical Center, Series 1999, 6.750%, 4/01/18

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic                      9/11 at 100.00          AA          1,114,020
                 Health Initiatives, Series 2001, 5.500%, 9/01/12

        1,000   Parma Community General Hospital Association, Ohio,                  11/08 at 101.00          A-          1,011,190
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 1998, 5.375%, 11/01/29

        1,000   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-          1,063,150
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.5%

          650   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            687,934
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

        1,020   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,038,697
                 Securities Program, Residential Mortgage  Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

        1,320   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,423,739
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2000F, 5.625%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 43.8%

        2,000   Canal Winchester Local School District, Franklin and                 12/08 at 102.00         AAA          2,116,040
                 Fairfield Counties, Ohio, Unlimited Tax General Obligation
                 School Improvement Bonds, Series 1998,
                 5.300%, 12/01/25 - FGIC Insured

        1,475   Eaton City School District, Preble County, Ohio, General             12/12 at 101.00         Aaa          1,678,801
                 Obligation Bonds, Series 2002, 5.750%, 12/01/21 -
                 FGIC Insured

        2,000   Granville Exempt Village School District, Ohio,                      12/11 at 100.00         Aa3          2,143,800
                 General Obligation Bonds, Series 2001, 5.500%, 12/01/28

        1,000   Hilliard, Ohio, General Obligation Bonds, Series 2002,               12/12 at 100.00         AA-          1,086,320
                 5.375%, 12/01/22

        1,000   Kenston Local School District, Geauga County, Ohio,                   6/13 at 100.00         Aaa          1,049,770
                 General Obligation Bonds, Series 2003, 5.000%, 12/01/22 -
                 MBIA Insured

        1,270   Lorain, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         Aaa          1,326,985
                 5.125%, 12/01/26 - AMBAC Insured

        1,190   Miami East Local School District, Miami County, Ohio,                12/12 at 100.00         AAA          1,231,531
                 General Obligation Bonds, Series 2002, 5.125%, 12/01/29 -
                 FSA Insured

        1,000   Ohio, Common Schools Capital Facilities, General Obligation           9/11 at 100.00         AA+          1,049,760
                 Bonds, Series 2001B, 5.000%, 9/15/20


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,535   Pickerington Local School District, Fairfield and Franklin           12/11 at 100.00         AAA     $    1,653,057
                 Counties, Ohio, School Facilities Construction and
                 Improvement General Obligation Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        1,130   Solon, Ohio, General Obligation Refunding and Improvement            12/12 at 100.00         AA+          1,213,790
                 Bonds, Series 2002, 5.000%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.1%

        1,000   Midview Local School District, Lorain County, Ohio,                   5/13 at 100.00           A            996,270
                 Certificates of Participation, Series 2003, 5.000%, 11/01/30

        2,000   Ohio State Higher Education Capital Facilities,                         No Opt. Call         AAA          2,306,840
                 Appropriation Bonds, Series II 2002A, 5.500%, 12/01/09 -
                 MBIA Insured

        1,250   Ohio State Building Authority, State Facilities Bonds,                4/12 at 100.00         AAA          1,397,038
                 Administrative Building Fund Projects, Series 2002A,
                 5.500%, 4/01/18 - FSA Insured

        2,000   Puerto Rico Public Buildings Authority, Guaranteed                      No Opt. Call         AAA          2,314,820
                 Government Facilities Revenue Bonds, Series 1993L,
                 5.500%, 7/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.2%

        1,140   Columbus Municipal Airport Authority, Ohio, Airport                     No Opt. Call         AAA          1,275,364
                 Improvement Revenue Bonds, Port Columbus International
                 Airport Project, Series 1998B, 5.250%, 1/01/11 -
                 AMBAC Insured

        1,550   Ohio Turnpike Commission, Revenue Bonds,                                No Opt. Call         AAA          1,791,583
                 Series 1998A, 5.500%, 2/15/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.9%

        1,500   Wadsworth, Ohio, Electric System Improvement Revenue                  2/12 at 100.00         Aaa          1,641,315
                 Bonds, American Municipal Power Ohio, Inc., Series 2002,
                 5.250%, 2/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.0%

        1,000   Akron, Ohio, Sanitary Sewer System Revenue Refunding                 12/06 at 101.00         AAA          1,101,950
                 Bonds, Series 1997, 5.550%, 12/01/16 - MBIA Insured

        1,500   Hamilton County, Ohio, Sewer System Revenue Refunding                12/11 at 100.00         AAA          1,638,165
                 and Improvement Bonds, Metropolitan  Sewer District of
                 Greater Cincinnati, Series 2001A, 5.250%, 12/01/18 -
                 MBIA Insured

        1,500   Ohio Water Development Authority, Water Development                  12/11 at 100.00         AAA          1,572,703
                 Revenue Bonds, Fresh Water Series 2001A,
                 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      45,325   Total Long-Term Investments (cost $46,278,752) - 147.0%                                                  48,864,694
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                        872,090
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (16,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   33,236,784
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.


                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES January 31, 2004 (Unaudited)
                                                                                        MICHIGAN          MICHIGAN         MICHIGAN
                                                                                         QUALITY           PREMIUM         DIVIDEND
                                                                                          INCOME            INCOME        ADVANTAGE
                                                                                           (NUM)             (NMP)            (NZW)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $256,220,830, $163,420,257
   and $44,816,139, respectively)                                                   $277,469,567      $173,812,087      $46,939,972
Cash                                                                                      19,422         1,783,705           30,772
Interest receivable                                                                    3,167,618         2,255,435          552,755
Other assets                                                                               7,810               638              695
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   280,664,417       177,851,865       47,524,194
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --               --
Payable for investments purchased                                                             --         1,050,590               --
Accrued expenses:
   Management fees                                                                       153,098            96,990           14,102
   Other                                                                                  58,522            79,205           27,719
Preferred share dividends payable                                                          5,689                --            1,119
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  217,309         1,226,785           42,940
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                94,000,000        56,000,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $186,447,108      $120,625,080      $31,481,254
====================================================================================================================================
Common shares outstanding                                                             11,658,865         7,727,146        2,059,297
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.99      $      15.61      $     15.29
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    116,589      $     77,271      $    20,593
Paid-in surplus                                                                      163,031,554       108,021,163       29,142,656
Undistributed net investment income                                                    1,986,592         1,441,086          303,814
Accumulated net realized gain (loss) from investments                                     63,636           693,730         (109,642)
Net unrealized appreciation of investments                                            21,248,737        10,391,830        2,123,833
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $186,447,108      $120,625,080      $31,481,254
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000        Unlimited
   Preferred                                                                           1,000,000         1,000,000        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           OHIO              OHIO              OHIO            OHIO
                                                                        QUALITY          DIVIDEND          DIVIDEND        DIVIDEND
                                                                         INCOME         ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                          (NUO)             (NXI)             (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $222,099,988, $90,553,421,
   $69,270,039 and $46,278,752, respectively)                      $235,262,165       $95,144,486       $72,115,432     $48,864,694
Cash                                                                    345,393                --           699,914         287,355
Interest receivable                                                   2,778,241         1,219,445           788,018         609,683
Other assets                                                                638             3,458               782           3,582
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  238,386,437        96,367,389        73,604,146      49,765,314
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --            77,877                --              --
Payable for investments purchased                                            --                --         2,117,760              --
Accrued expenses:
   Management fees                                                      130,330            28,618            21,282          14,830
   Other                                                                128,596            20,896            21,504          12,794
Preferred share dividends payable                                         3,537             2,168             2,369             906
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 262,463           129,559         2,162,915          28,530
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               77,000,000        31,000,000        24,000,000      16,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $161,123,974       $65,237,830       $47,441,231     $33,236,784
====================================================================================================================================
Common shares outstanding                                             9,650,135         4,225,278         3,114,557       2,157,383
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      16.70       $    15.44        $     15.23     $     15.41
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     96,501       $    42,253       $    31,146     $    21,574
Paid-in surplus                                                     146,157,039        59,955,000        44,130,563      30,524,360
Undistributed net investment income                                   1,627,602           701,488           458,289         107,571
Accumulated net realized gain (loss) from investments                    80,655           (51,976)          (24,160)         (2,663)
Net unrealized appreciation of investments                           13,162,177         4,591,065         2,845,393       2,585,942
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $161,123,974       $65,237,830       $47,441,231     $33,236,784
====================================================================================================================================
Authorized shares:
   Common                                                           200,000,000         Unlimited         Unlimited       Unlimited
   Preferred                                                          1,000,000         Unlimited         Unlimited       Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       45

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2004 (Unaudited)

                                                                                        MICHIGAN         MICHIGAN          MICHIGAN
                                                                                         QUALITY          PREMIUM          DIVIDEND
                                                                                          INCOME           INCOME         ADVANTAGE
                                                                                           (NUM)            (NMP)              (NZW)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 7,041,272        $4,518,497       $1,131,153
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          893,589           572,508          152,287
Preferred shares - auction fees                                                          118,579            70,643           20,278
Preferred shares - dividend disbursing agent fees                                         10,081            10,081            5,042
Shareholders' servicing agent fees and expenses                                           15,991            11,852              391
Custodian's fees and expenses                                                             34,024            25,589            7,026
Directors'/Trustees' fees and expenses                                                     3,347             2,237              298
Professional fees                                                                          9,546             8,142            4,995
Shareholders' reports - printing and mailing expenses                                     15,057             8,362            1,224
Stock exchange listing fees                                                                7,897             5,591               95
Investor relations expense                                                                 2,978               992            1,869
Other expenses                                                                            16,584             6,969            4,389
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                               1,127,673           722,966          197,894
   Custodian fee credit                                                                   (7,732)           (9,409)          (4,280)
   Expense reimbursement                                                                      --                --          (70,286)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,119,941           713,557          123,328
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  5,921,331         3,804,940        1,007,825
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                505,848         2,218,700           25,514
Change in net unrealized appreciation (depreciation)
   of investments                                                                     10,619,598         3,821,717        1,967,450
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                             11,125,446         6,040,417        1,992,964
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (325,239)         (135,433)         (52,712)
From accumulated net realized gains from investments                                     (95,441)         (120,071)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                         (420,680)         (255,504)         (52,712)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                                   $16,626,097        $9,589,853       $2,948,077
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                           OHIO             OHIO              OHIO             OHIO
                                                                        QUALITY         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NUO)            (NXI)             (NBJ)            (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 6,123,960       $2,445,174        $1,725,145       $1,166,296
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         765,612          310,180           229,930          160,223
Preferred shares - auction fees                                          97,134           39,288            30,275           20,814
Preferred shares - dividend disbursing agent fees                        15,123            5,042             5,042            5,042
Shareholders' servicing agent fees and expenses                          17,523              803               480              625
Custodian's fees and expenses                                            34,145            9,892             6,444            4,021
Directors'/Trustees' fees and expenses                                    3,130              932               754              648
Professional fees                                                         7,198            5,905             5,383            4,708
Shareholders' reports - printing and mailing expenses                     2,662            2,764             2,842            5,307
Stock exchange listing fees                                               5,669              195               144               99
Investor relations expense                                                3,770            2,991             3,520            2,609
Other expenses                                                           10,930            4,976             4,220            4,634
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                962,896          382,968           289,034          208,730
   Custodian fee credit                                                 (10,582)          (2,349)           (3,834)          (2,457)
   Expense reimbursement                                                     --         (143,160)         (106,121)         (73,949)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            952,314          237,459           179,079          132,324
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 5,171,646        2,207,715         1,546,066        1,033,972
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                             2,156,277          (51,960)            7,571           (2,587)
Change in net unrealized appreciation (depreciation)
   of investments                                                     4,972,725        3,374,958         2,813,440        2,119,569
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             7,129,002        3,322,998         2,821,011        2,116,982
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (210,338)        (121,858)          (89,754)         (58,042)
From accumulated net realized gains from investments                   (143,145)          (5,304)               --          (10,818)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (353,483)        (127,162)          (89,754)         (68,860)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                  $11,947,165       $5,403,551        $4,277,323       $3,082,094
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                            MICHIGAN                           MICHIGAN                           MICHIGAN
                                       QUALITY INCOME (NUM)               PREMIUM INCOME (NMP)            DIVIDEND ADVANTAGE (NZW)
                                  ----------------------------       -----------------------------      ----------------------------
                                    SIX MONTHS                        SIX MONTHS                         SIX MONTHS
                                         ENDED      YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                       1/31/04         7/31/03           1/31/04           7/31/03          1/31/04         7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 5,921,331     $ 12,090,435       $ 3,804,940       $ 7,932,887      $ 1,007,825     $ 2,041,873
Net realized gain (loss)
   from investments                   505,848        1,537,864         2,218,700         1,797,104           25,514          43,512
Change in net unrealized
   appreciation (depreciation)
   of investments                  10,619,598       (4,630,793)        3,821,717        (4,692,253)       1,967,450        (463,571)
Distributions to Preferred
   Shareholders:
   From net investment income        (325,239)        (882,566)         (135,433)         (551,440)         (52,712)       (141,482)
   From accumulated net realized
     gains from investments           (95,441)        (128,818)         (120,071)               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares from operations   16,626,097        7,986,122         9,589,853         4,486,298        2,948,077       1,480,332
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (5,534,691)     (10,738,262)       (3,711,856)       (6,995,623)        (920,387)     (1,770,278)
From accumulated net realized
   gains from investments          (1,232,780)      (1,195,839)       (3,007,819)               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (6,767,471)     (11,934,101)       (6,719,675)       (6,995,623)        (920,387)     (1,770,278)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --                --            3,771              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    402,420          503,555           336,523           108,017            8,175           3,344
Preferred shares offering costs            --               --                --                --           (1,870)         50,657
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions         402,420          503,555           336,523           108,017           10,076          54,001
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     10,261,046       (3,444,424)        3,206,701        (2,401,308)       2,037,776        (235,945)
Net assets applicable to Common
   shares at the beginning
   of period                      176,186,062      179,630,486       117,418,379       119,819,687       29,443,488      29,679,433
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $186,447,108     $176,186,062      $120,625,080      $117,418,379      $31,481,254     $29,443,488
====================================================================================================================================
Undistributed net investment
   income at the end of period   $  1,986,592     $  1,925,191      $  1,441,086      $  1,483,435      $   303,814     $   269,088
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                              OHIO                               OHIO                              OHIO
                                       QUALITY INCOME (NUO)             DIVIDEND ADVANTAGE (NXI)         DIVIDEND ADVANTAGE 2 (NBJ)
                                  ----------------------------       -----------------------------      ----------------------------
                                    SIX MONTHS                        SIX MONTHS                         SIX MONTHS
                                         ENDED      YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                       1/31/04         7/31/03           1/31/04           7/31/03          1/31/04         7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 5,171,646     $ 10,568,139       $ 2,207,715       $ 4,444,153      $ 1,546,066     $ 3,127,428
Net realized gain (loss)
   from investments                 2,156,277          742,663           (51,960)          156,618            7,571         393,224
Change in net unrealized
   appreciation (depreciation)
   of investments                   4,972,725       (3,005,456)        3,374,958        (1,154,603)       2,813,440      (1,127,584)
Distributions to Preferred
   Shareholders:
   From net investment income        (210,338)        (735,656)         (121,858)         (307,940)         (89,754)       (236,527)
   From accumulated net
     realized gains
     from investments                (143,145)              --            (5,304)           (5,459)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to
   Common shares from operations   11,947,165        7,569,690         5,403,551         3,132,769        4,277,323       2,156,541
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (4,841,930)      (9,454,399)       (2,042,394)       (3,865,874)      (1,423,198)     (2,710,843)
From accumulated net
   realized gains
   from investments                (2,042,158)              --           (71,806)          (43,462)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (6,884,088)      (9,454,399)       (2,114,200)       (3,909,336)      (1,423,198)     (2,710,843)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --             3,328                --            3,771              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    649,192          945,060            23,229           115,397            7,567          13,374
Preferred shares offering costs            --               --            (1,664)           36,823           (1,870)         45,457
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions         649,192          945,060            24,893           152,220            9,468          58,831
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      5,712,269         (939,649)        3,314,244          (624,347)       2,863,593        (495,471)
Net assets applicable to Common
   shares at the beginning
   of period1                      55,411,705      156,351,354        61,923,586        62,547,933       44,577,638      45,073,109
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $161,123,974     $155,411,705       $65,237,830       $61,923,586      $47,441,231     $44,577,638
====================================================================================================================================
Undistributed net investment
   income at the end of period   $  1,627,602     $  1,508,224       $   701,488       $   658,025      $   458,289     $   425,175
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                                                     OHIO
                                                                                                          DIVIDEND ADVANTAGE 3 (NVJ)
                                                                                                         ---------------------------
                                                                                                          SIX MONTHS
                                                                                                               ENDED      YEAR ENDED
                                                                                                             1/31/04         7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 1,033,972     $ 2,083,454
Net realized gain (loss) from investments                                                                    (2,587)        305,202
Change in net unrealized appreciation
   (depreciation) of investments                                                                          2,119,569        (942,414)
Distributions to Preferred Shareholders:
   From net investment income                                                                               (58,042)       (149,564)
   From accumulated net realized gains
     from investments                                                                                       (10,818)        (15,641)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                                                          3,082,094       1,281,037
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                                 (944,891)     (1,889,785)
From accumulated net realized gains
   from investments                                                                                        (146,047)       (121,348)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                (1,090,938)     (2,011,133)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                                              --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                                                            1,842           3,539
Preferred shares offering costs                                                                              (1,400)        (23,189)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                                                   442         (19,650)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                            1,991,598        (749,746)
Net assets applicable to Common
   shares at the beginning of period                                                                     31,245,186      31,994,932
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $33,236,784     $31,245,186
====================================================================================================================================
Undistributed net investment
   income at the end of period                                                                          $   107,571     $    76,532
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund
(NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP), and Ohio Quality Income (NUO) are traded on the New York Stock Exchange while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its share holders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --          840           --
   Series W                                         --           --          640
   Series TH                                     3,200        1,400           --
   Series F                                        560           --           --
--------------------------------------------------------------------------------
Total                                            3,760        2,240          640
================================================================================


                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Number of shares:
   Series M                           680           --           --           --
   Series T                            --           --           --          660
   Series W                            --        1,240           --           --
   Series TH                        1,400           --           --           --
   Series TH2                       1,000           --           --           --
   Series F                            --           --          960           --
--------------------------------------------------------------------------------
Total                               3,080        1,240          960          660
================================================================================


Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                              MICHIGAN QUALITY           MICHIGAN PREMIUM         MICHIGAN DIVIDEND
                                                 INCOME (NUM)              INCOME (NMP)            ADVANTAGE (NZW)
                                          ------------------------   -----------------------   -----------------------
                                          SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                               ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                             1/31/04       7/31/03      1/31/04      7/31/03      1/31/04      7/31/03
----------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions              24,859        30,579       21,232        6,562          537          217
======================================================================================================================

                                                OHIO QUALITY               OHIO DIVIDEND             OHIO DIVIDEND
                                                INCOME (NUO)              ADVANTAGE (NXI)          ADVANTAGE 2 (NBJ)
                                          ------------------------   -----------------------   -----------------------
                                          SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                               ENDED    YEAR ENDED        ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                             1/31/04       7/31/03      1/31/04      7/31/03      1/31/04      7/31/03
----------------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions              37,184        54,111        1,475        7,470          497          872
======================================================================================================================

                                                                                        OHIO DIVIDEND
                                                                                      ADVANTAGE 3 (NVJ)
                                                                                  -----------------------
                                                                                  SIX MONTHS
                                                                                       ENDED   YEAR ENDED
                                                                                     1/31/04      7/31/03
---------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                                         118          230
=========================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended January 31, 2004, were as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Purchases                                  $20,604,319  $32,929,485   $3,197,669
Sales and maturities                        18,763,879   35,484,492    1,788,065
================================================================================


                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Purchases                     $43,954,962   $2,463,775   $3,192,490   $1,007,580
Sales and maturities           42,936,261    1,715,680    1,080,000      535,000
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2004, the cost of investments were as follows:

                                            MICHIGAN       MICHIGAN     MICHIGAN
                                             QUALITY        PREMIUM     DIVIDEND
                                              INCOME         INCOME    ADVANTAGE
                                               (NUM)          (NMP)        (NZW)
--------------------------------------------------------------------------------
Cost of investments                     $256,249,126   $163,343,605  $44,814,602
================================================================================


                                    OHIO          OHIO         OHIO         OHIO
                                 QUALITY      DIVIDEND     DIVIDEND     DIVIDEND
                                  INCOME     ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                   (NUO)         (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Cost of investments         $222,055,629   $90,479,273  $69,258,559  $46,273,867
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2004, were as follows:

                                                                       MICHIGAN      MICHIGAN     MICHIGAN
                                                                        QUALITY       PREMIUM     DIVIDEND
                                                                         INCOME        INCOME    ADVANTAGE
                                                                          (NUM)         (NMP)        (NZW)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $22,737,841   $11,981,234   $2,424,194
   Depreciation                                                      (1,517,400)   (1,512,752)    (298,824)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          $21,220,441   $10,468,482   $2,125,370
==========================================================================================================

                                                               OHIO         OHIO          OHIO         OHIO
                                                            QUALITY     DIVIDEND      DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE   ADVANTAGE 2  ADVANTAGE 3
                                                              (NUO)        (NXI)         (NBJ)        (NVJ)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $13,577,219   $4,815,446    $3,000,614   $2,630,088
   Depreciation                                            (370,683)    (150,233)     (143,741)     (39,261)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $13,206,536   $4,665,213    $2,856,873   $2,590,827
===========================================================================================================

The tax components of undistributed net investment income and net realized gains at July 31, 2003, the Funds' last fiscal year end, were as follows:

                                                                       MICHIGAN     MICHIGAN     MICHIGAN
                                                                        QUALITY      PREMIUM     DIVIDEND
                                                                         INCOME       INCOME    ADVANTAGE
                                                                          (NUM)        (NMP)        (NZW)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                                  $2,666,458   $1,800,842     $421,408
Undistributed net ordinary income *                                      30,661       71,709           40
Undistributed net long-term capital gains                             1,062,929    1,602,921           --
=========================================================================================================

                                                               OHIO         OHIO         OHIO         OHIO
                                                            QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NUO)        (NXI)        (NBJ)        (NVJ)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                      $2,254,018     $930,678     $650,895     $231,236
Undistributed net ordinary income *                          17,867        1,707          838      156,789
Undistributed net long-term capital gains                   109,681       75,401           --           --
==========================================================================================================


* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                       MICHIGAN     MICHIGAN     MICHIGAN
                                                                        QUALITY      PREMIUM     DIVIDEND
                                                                         INCOME       INCOME    ADVANTAGE
                                                                          (NUM)        (NMP)        (NZW)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                            $11,597,039   $7,524,815   $1,902,369
Distributions from net ordinary income *                                     --           --           --
Distributions from net long-term capital gains                        1,324,657           --           --
=========================================================================================================

                                                               OHIO        OHIO         OHIO         OHIO
                                                            QUALITY    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NUO)       (NXI)        (NBJ)        (NVJ)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,147,481  $4,155,416   $2,926,588   $2,038,899
Distributions from net ordinary income *                         --          --           --      137,104
Distributions from net long-term capital gains                   --      48,921           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At July 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                           MICHIGAN         OHIO
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 2
                                                              (NZW)        (NBJ)
--------------------------------------------------------------------------------
Expiration year:
   2011                                                    $135,162      $21,436
--------------------------------------------------------------------------------
Total                                                      $135,162      $21,436
================================================================================


Ohio Dividend Advantage 2 (NBJ) elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Ohio Dividend Advantage 2 (NBJ) had $10,421 of post-October losses that were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Michigan Quality Income's (NUM), Michigan Premium Income's (NMP) and Ohio Quality Income's (NUO) investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Michigan Dividend Advantage's (NZW), Ohio Dividend Advantage's (NXI), Ohio Dividend Advantage 2's (NBJ) and Ohio Dividend Advantage 3's (NVJ) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Ohio Dividend Advantage's (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MARCH 31,                                          MARCH 31,
--------------------------------------------------------------------------------
2001*                   .30%                           2007                 .25%
2002                    .30                            2008                 .20
2003                    .30                            2009                 .15
2004                    .30                            2010                 .10
2005                    .30                            2011                 .05
2006                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Michigan Dividend Advantage's (NZW) and Ohio Dividend Advantage 2's (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                    SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                   .30%                          2007                  .25%
2002                    .30                           2008                  .20
2003                    .30                           2009                  .15
2004                    .30                           2010                  .10
2005                    .30                           2011                  .05
2006                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW), and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3's (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                      MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                       2008                     .25%
2003                    .30                        2009                     .20
2004                    .30                        2010                     .15
2005                    .30                        2011                     .10
2006                    .30                        2012                     .05
2007                    .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2004, to shareholders of record on February 15, 2004, as follows:

                                              MICHIGAN     MICHIGAN     MICHIGAN
                                               QUALITY      PREMIUM     DIVIDEND
                                                INCOME       INCOME    ADVANTAGE
                                                 (NUM)        (NMP)        (NZW)
--------------------------------------------------------------------------------
Dividend per share                              $.0790       $.0770       $.0745
================================================================================

                                     OHIO         OHIO         OHIO         OHIO
                                  QUALITY     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NUO)        (NXI)        (NBJ)        (NVJ)
--------------------------------------------------------------------------------
Dividend per share                 $.0835       $.0810       $.0770       $.0730
================================================================================

                Financial
                       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                  -----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                       Beginning                       Net      Investment         Capital           Investment    Capital
                          Common                 Realized/       Income to        Gains to            Income to   Gains to
                           Share         Net    Unrealized       Preferred       Preferred               Common     Common
                       Net Asset  Investment    Investment          Share-          Share-               Share-     Share-
                           Value      Income    Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                   $15.14      $ .51           $.97           $(.03)          $(.01)   $1.44       $(.48)     $(.11)  $ (.59)
2003                       15.48       1.04           (.27)           (.08)           (.01)     .68        (.92)      (.10)   (1.02)
2002                       15.32       1.11            .15            (.11)           (.02)    1.13        (.90)      (.07)    (.97)
2001                       14.54       1.16            .82            (.29)           (.01)    1.68        (.88)      (.02)    (.90)
2000                       15.20       1.19           (.53)           (.30)           (.02)     .34        (.92)      (.08)   (1.00)
1999                       15.91       1.15           (.63)           (.21)           (.02)     .29        (.92)      (.06)    (.98)

MICHIGAN PREMIUM
INCOME (NMP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                    15.24        .49            .79            (.02)           (.02)    1.24        (.48)      (.39)    (.87)
2003                       15.56       1.03           (.37)           (.07)             --      .59        (.91)        --     (.91)
2002                       15.31       1.05            .16            (.11)             --     1.10        (.85)        --     (.85)
2001                       14.24       1.07           1.07            (.25)             --     1.89        (.82)        --     (.82)
2000                       14.68       1.07           (.41)           (.27)             --      .39        (.83)        --     (.83)
1999                       15.30       1.05           (.64)           (.21)             --      .20        (.82)        --     (.82)

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                    14.30        .49            .98            (.03)             --     1.44        (.45)        --     (.45)
2003                       14.42        .99           (.20)           (.07)             --      .72        (.86)        --     (.86)
2002(a)                    14.33        .76            .22            (.07)             --      .91        (.63)        --     (.63)
====================================================================================================================================

                                                                   Total Returns
                                                               --------------------
                                                                            Based
                            Offering                                           on
                           Costs and       Ending                          Common
                           Preferred       Common               Based       Share
                               Share        Share     Ending       on         Net
                        Underwriting    Net Asset     Market   Market       Asset
                           Discounts        Value      Value    Value**     Value**
===================================================================================
MICHIGAN QUALITY
INCOME (NUM)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                         $ --       $15.99   $16.3400     9.65%       9.55%
2003                              --        15.14    15.4500     2.40        4.35
2002                              --        15.48    16.1000    11.18        7.68
2001                              --        15.32    15.4200    17.11       11.90
2000                              --        14.54    14.0000    (9.92)       2.51
1999                            (.02)       15.20    16.6875     2.18        1.62

MICHIGAN PREMIUM
INCOME (NMP)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                           --        15.61    15.9700    13.63        8.25
2003                              --        15.24    14.8500     2.64        3.71
2002                              --        15.56    15.3500    10.52        7.40
2001                              --        15.31    14.7100    17.81       13.61
2000                              --        14.24    13.2500    (6.16)       2.95
1999                              --        14.68    15.0625     5.95        1.23

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                           --        15.29    15.6600     6.81       10.16
2003                             .02        14.30    15.1000     9.19        5.01
2002(a)                         (.19)       14.42    14.6500     2.00        5.21
===================================================================================
                                                            Ratios/Supplemental Data
                         ---------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement      After Credit/Reimbursement***
                                          -----------------------------     -----------------------------
                                                         Ratio of Net                     Ratio of Net
                                            Ratio of       Investment         Ratio of      Investment
                              Ending        Expenses        Income to         Expenses       Income to
                                 Net      to Average          Average       to Average         Average
                              Assets      Net Assets       Net Assets       Net Assets      Net Assets
                          Applicable      Applicable       Applicable       Applicable      Applicable      Portfolio
                           to Common       to Common        to Common        to Common       to Common       Turnover
                         Shares (000)         Shares++         Shares++         Shares++        Shares++         Rate
======================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                     $186,447            1.22%*           6.41%*           1.21%*          6.42%*            7%
2003                         176,186            1.24             6.56             1.24            6.57             15
2002                         179,630            1.28             7.29             1.27            7.29             19
2001                         176,664            1.30             7.79             1.29            7.80             20
2000                         167,429            1.29             8.29             1.27            8.31             25
1999                         174,591            1.19             7.28             1.19            7.28             21

MICHIGAN PREMIUM
INCOME (NMP)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                      120,625            1.19*            6.26*            1.18*           6.28*            19
2003                         117,418            1.21             6.49             1.20            6.50             18
2002                         119,820            1.25             6.82             1.24            6.83              9
2001                         117,784            1.24             7.24             1.23            7.25             15
2000                         109,565            1.29             7.73             1.28            7.74             34
1999                         112,851            1.29             6.82             1.28            6.83              9

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(b)                       31,481            1.28*            6.05*             .80*           6.53*             4
2003                          29,443            1.29             6.15              .82            6.61              2
2002(a)                       29,679            1.35*            6.00*             .90*           6.45*            21
======================================================================================================================

                           Preferred Shares at End of Period
                      -------------------------------------------
                        Aggregate     Liquidation
                           Amount      and Market           Asset
                      Outstanding           Value        Coverage
                             (000)      Per Share       Per Share
=================================================================
MICHIGAN QUALITY
INCOME (NUM)
-----------------------------------------------------------------
Year Ended 7/31:
2004(b)                   $94,000         $25,000         $74,587
2003                       94,000          25,000          71,858
2002                       94,000          25,000          72,774
2001                       94,000          25,000          71,985
2000                       94,000          25,000          69,529
1999                       94,000          25,000          71,434

MICHIGAN PREMIUM
INCOME (NMP)
-----------------------------------------------------------------
Year Ended 7/31:
2004(b)                    56,000          25,000          78,850
2003                       56,000          25,000          77,419
2002                       56,000          25,000          78,491
2001                       56,000          25,000          77,582
2000                       56,000          25,000          73,913
1999                       56,000          25,000          75,380

MICHIGAN DIVIDEND
ADVANTAGE (NZW)
-----------------------------------------------------------------
Year Ended 7/31:
2004(b)                    16,000          25,000          74,189
2003                       16,000          25,000          71,005
2002(a)                    16,000          25,000          71,374
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period September 25, 2001 (commencement of operations) through July 31, 2002.
(b)  For the six months ended January 31, 2004.


                                 See accompanying notes to financial statements.


                                  60-61 SPREAD

                        Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                  -----------------------------------------------------------------  -------------------------------
                                                             Distributions   Distributions
                                                                  from Net            from                  Net
                       Beginning                       Net      Investment         Capital           Investment    Capital
                          Common                 Realized/       Income to        Gains to            Income to   Gains to
                           Share         Net    Unrealized       Preferred       Preferred               Common     Common
                       Net Asset  Investment    Investment          Share-          Share-               Share-     Share-
                           Value      Income    Gain (Loss)        holders+        holders+   Total     holders    holders    Total
====================================================================================================================================
OHIO QUALITY
INCOME (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                   $16.17      $ .54          $ .73           $(.02)          $(.01)   $1.24       $(.50)     $(.21)   $(.71)
2003                       16.36       1.10           (.22)           (.08)             --      .80        (.99)        --     (.99)
2002                       16.10       1.14            .18            (.13)             --     1.19        (.93)        --     (.93)
2001                       15.52       1.20           .56             (.27)             --     1.49        (.91)        --     (.91)
2000                       16.13       1.21           (.56)           (.29)             --      .36        (.97)        --     (.97)
1999                       16.65       1.21           (.51)           (.24)             --      .46        (.98)        --     (.98)

OHIO DIVIDEND
ADVANTAGE (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                    14.66        .52            .79            (.03)             --     1.28        (.48)      (.02)    (.50)
2003                       14.83       1.05           (.23)           (.07)             --      .75        (.92)      (.01)    (.93)
2002                       14.57       1.06           .19             (.12)             --     1.13        (.87)        --     (.87)
2001(a)                    14.33        .29            .35            (.04)             --      .60        (.22)        --     (.22)

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                    14.31        .50            .91            (.03)             --     1.38        (.46)        --     (.46)
2003                       14.48       1.00           (.23)           (.08)             --      .69        (.87)        --     (.87)
2002(b)                    14.33        .78            .23            (.08)             --      .93        (.62)        --     (.62)

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                    14.48        .48           1.00            (.03)           (.01)    1.44        (.44)      (.07)    (.51)
2003                       14.83        .97           (.29)           (.07)           (.01)     .60        (.88)      (.06)    (.94)
2002(c)                    14.33        .25            .65            (.02)             --      .88        (.22)        --     (.22)
====================================================================================================================================
                                                                   Total Returns
                                                               --------------------
                                                                            Based
                            Offering                                           on
                           Costs and       Ending                          Common
                           Preferred       Common               Based       Share
                               Share        Share     Ending       on         Net
                        Underwriting    Net Asset     Market   Market       Asset
                           Discounts        Value      Value    Value**     Value**
===================================================================================
OHIO QUALITY
INCOME (NUO)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                          $--       $16.70  $18.3100     11.88%       7.79%
2003                              --        16.17   17.0400     (3.15)       4.84
2002                              --        16.36   18.6200     17.00        7.63
2001                              --        16.10   16.8000      6.86        9.85
2000                              --        15.52   16.6250     (1.80)       2.50
1999                              --        16.13   18.0000      5.09        2.74

OHIO DIVIDEND
ADVANTAGE (NXI)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                           --        15.44   16.0000     15.92        8.83
2003                             .01        14.66   14.2600      (.04)       5.09
2002                              --        14.83   15.1500      4.48        8.02
2001(a)                         (.14)       14.57   15.3500      3.77        3.21

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                           --        15.23   16.2100     17.16        9.72
2003                             .01        14.31   14.2600      3.17        4.74
2002(b)                         (.16)       14.48   14.6500      1.91        5.58

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                           --        15.41   15.7400     13.07       10.01
2003                            (.01)       14.48   14.4000       .09        3.81
2002(c)                         (.16)       14.83   15.3000      3.47        5.05
===================================================================================
                                                            Ratios/Supplemental Data
                         ---------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement      After Credit/Reimbursement***
                                          -----------------------------     -----------------------------
                                                         Ratio of Net                     Ratio of Net
                                            Ratio of       Investment         Ratio of      Investment
                              Ending        Expenses        Income to         Expenses       Income to
                                 Net      to Average          Average       to Average         Average
                              Assets      Net Assets       Net Assets       Net Assets      Net Assets
                          Applicable      Applicable       Applicable       Applicable      Applicable      Portfolio
                           to Common       to Common        to Common        to Common       to Common       Turnover
                         Shares (000)         Shares++         Shares++         Shares++        Shares++         Rate
======================================================================================================================
OHIO QUALITY
INCOME (NUO)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                     $161,124            1.20%*           6.42%*           1.18%*          6.43%*           19%
2003                         155,412            1.22             6.59             1.22            6.60             12
2002                         156,351            1.26             7.10             1.24            7.12             26
2001                         153,164            1.32             7.58             1.30            7.60             15
2000                         147,045            1.31             7.88             1.29            7.89             11
1999                         151,961            1.26             7.26             1.25            7.27              3

OHIO DIVIDEND
ADVANTAGE (NXI)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                       65,238            1.19*            6.40*             .74*           6.85*             2
2003                          61,924            1.23             6.52              .78            6.97              6
2002                          62,548            1.24             6.79              .78            7.25             18
2001(a)                       61,424            1.15*            5.58*             .71*           6.02*             4

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                       47,441            1.24*            6.14*             .77*           6.61*             2
2003                          44,578            1.27             6.26              .81            6.72             15
2002(b)                       45,073            1.25*            6.12*             .80*           6.57*            39

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
----------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                       33,237            1.27*            5.84*             .81*           6.30*             1
2003                          31,245            1.28             5.89              .82            6.35             16
2002(c)                       31,995            1.22*            4.72*             .80*           5.15*             7
======================================================================================================================
                          Preferred Shares at End of Period
                      -------------------------------------------
                        Aggregate     Liquidation
                           Amount      and Market           Asset
                      Outstanding           Value        Coverage
                             (000)      Per Share       Per Share
=================================================================
OHIO QUALITY
INCOME (NUO)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                   $77,000         $25,000         $77,313
2003                       77,000          25,000          75,458
2002                       77,000          25,000          75,763
2001                       77,000          25,000          74,729
2000                       77,000          25,000          72,742
1999                       77,000          25,000          74,338

OHIO DIVIDEND
ADVANTAGE (NXI)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                    31,000          25,000          77,611
2003                       31,000          25,000          74,938
2002                       31,000          25,000          75,442
2001(a)                    31,000          25,000          74,535

OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                    24,000          25,000          74,418
2003                       24,000          25,000          71,435
2002(b)                    24,000          25,000          71,951

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
-----------------------------------------------------------------
Year Ended 7/31:
2004(d)                    16,500          25,000          75,359
2003                       16,500          25,000          72,341
2002(c)                    16,500          25,000          73,477
=================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 27, 2001 (commencement of operations) through July 31, 2001.
(b) For the period September 25, 2001 (commencement of operations) through July 31, 2002.
(c) For the period March 25, 2002 (commencement of operations) through July 31, 2002.
(d)  For the six months ended January 31, 2004.


                                 See accompanying notes to financial statements.


                                  62-63 SPREAD

Build Your Wealth
        AUTOMATICALLY



SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION



BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter*
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow each Fund, at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful or that it will not reduce the Fund's total return.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended January 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

*    Director for certain of the Funds.

Serving Investors
           FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-B-0104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: April 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: April 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.